As filed with the SEC on April 24, 2001
Registration No. 33-2440
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 19 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 26 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street, R25B
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1800 M Street, NW
Washington, D.C. 20036
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 2000, was filed on March 28, 2001.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on _April 30, 2001, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

Part A
Item N-4 Item			Heading in Prospectus
Item 1.	Cover Page		Cover Page
Item 2.	Definitions		Glossary
Item 3.	Synopsis or Highlights		Summary of the Contract
Item 4.	Condensed Financial Information		Accumulation Unit Values
Item 5.	General Description of		Facts About Fidelity
	Registrant, Depositor, and		Investments Life, The
	Portfolio Companies		Variable Account, and
the Funds
	a)	Depositor	Fidelity Investments
Life
	b)	Registrant	The Variable Account;
The Fixed Account
	c)	Portfolio Company	The Funds
	d)	Prospectus	The Funds
	e)	Voting	Voting Rights
	f)	Administrator	Charges
Item 6.	Deductions and Expenses		Charges
	a)	Deductions	Charges; Premium Taxes
	b)	Sales load	Withdrawal Charge
	c)	Special purchase plans	Special Provisions
Applicable to Sales
under Sponsored
Arrangements; Automatic
Deduction Plan; Dollar
Cost Averaging
	d)	Commissions	Selling the Contracts
	e)	Portfolio company deductions
		and expenses	Charges
	f)	Registrant's expenses	Charges
Item 7.	General Description of Variable
Annuity Contracts
	a)	Rights	Summary of the Contract;
Investment Allocation of
Your Purchase Payments;
Withdrawals; Death
Benefit; Selection of
Annuity Income Options;
Reports to Owners;
Voting Rights; Other
Contract Provisions
	b)	Provisions and limitations	Investment Allocation of
Your Purchase Payments
	c)	Changes in contracts or	Changes in Investment
		operations	Options
	d)	Contract owner inquiries	Cover Page
Item 8.	Annuity Period
	a)	Level of benefits	Fixed, Variable or
Combination Annuity
Income Options; Types of
Annuity Income Options
	b)	Annuity commencement date	Annuity Date
	c)	Annuity payments	Types of Annuity Income
Options
	d)	Assumed investment return	Fixed, Variable or
Combination Annuity
Income Options
	e)	Minimums	Types of Annuity Income Options
	f)	Rights to change options or	Investment Allocation of
		transfer contract value	Your Purchase Payments
Item 9.	Death Benefit
	a)	Death benefit calculation	Death Benefit
	b)	Forms of benefits	Death Benefit; Types of
Annuity Income Options
Item 10.	Purchases and Contract Values
	a)	Procedures for purchases	Purchase of a Contract
	b)	Accumulation unit value	Accumulation Units
	c)	Calculation of accumulation	Accumulation Units
unit value
		d) Principal underwriter	Selling the Contracts
Item 11.	Redemptions
	a)	Redemption procedures	Withdrawals
	b)	Texas Optional Retirement	Not Applicable
Program
	c)	Delay	Postponement of
Payment
	d)	Lapse	Not Applicable
	e)	Revocation rights	Free Look Privilege
Item 12.	Taxes
	a)	Tax Consequences	Tax Considerations; Contract Values
and Proceeds; Required Distributions
Upon Death
	b) Qualified plans		Purchase of A Contract;
Tax Considerations
	c)	Impact of taxes	Tax Considerations
Item 13.	Legal Proceedings		Litigation
Item 14.	Table of Contents for		Table of Contents for
	Statement of Additional		Statement of Additional
	Information		Information
Part B			Heading in Statement of
Form N-4 Item			Additional Information
Item 15.	Cover Page		Cover Page
Item 16.	Table of Contents		Table of Contents
Item 17.	General Information and
History
	a)	Name change	Fidelity Investments Life
(Prospectus)
	b)	Attribution of Assets	Not Applicable
	c)	Control of Depositor	Fidelity Investments Life
(Prospectus)
Item 18.	Services
	a)	Fees, expenses and costs	Charges (Prospectus)
	b)	Management - related	Not Applicable
	c)	Custodian and independent	Independent Accountants
public accountant
	d)	Other custodianship	Safekeeping of Account
Assets
	e)	Administrative servicing	Fidelity Investments Life
		agent	(Prospectus); The Variable Account
(Prospectus)
	f)	Depositor as principal	Not Applicable
underwriter
Item 19.	Purchase of Securities Being
Offered
	a)	Manner of Offering	Distribution of the Contracts; Selling the
Contracts (Prospectus)
	b)	Sales load	Withdrawal Charge (Prospectus)
Item 20.	Underwriters
	a)	Depositor or affiliate as	Selling the Contracts
		principal underwriter	(Prospectus)
	b)	Continuous offering	Distribution of Contracts
	c)	Underwriting commissions	Not Applicable
	d)	Payments to underwriter	Not Applicable
Item 21.	Calculation of Performance Data		Performance
Item 22.	Annuity Payments		Fixed Annuity Income
Payments; Variable
Annuity Income Payments;
Unavailability of
Annuity Income Payments
in Certain Circumstances
Item 23.	Financial Statements
	a)	Registrant	Financial Statements
	b)	Depositor	Financial Statements

Prospectus

Fidelity Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us", the "Company", or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options

You may direct your money to one or more of twenty-eight Subaccounts of Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may also direct part or all of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

The variable Subaccounts invest in the mutual fund portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages each of the Fidelity Funds.

The variable Subaccounts also invest in the portfolios of other mutual funds managed by Morgan Stanley Asset Management ("Morgan Stanley"), Pilgrim Baxter & Associates, Ltd. or Pilgrim Baxter Value Investors, Inc. ("PBHG"), Strong Capital Management, Inc. ("Strong"), and Credit Suisse Asset Management, LLC for the Warburg Pincus Trust Portfolios ("Credit Suisse Warburg Pincus") ("Other Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds."

We may add additional Subaccounts and portfolios in the future. We credit interest on amounts allocated to the Fixed Account at specified interest rates that vary from time to time.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2001. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 40.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2001

NRR

Prospectus Contents

Glossary	iii
Summary of the Contract	1
Facts About FILI, the Variable Account and the Funds
Fidelity Investments Life	7
The Variable Account	7
The Funds	7
Facts about the Contract
Purchase of a Contract	18
Free Look Privilege	19
Investment Allocation of Your Purchase Payments	19
Trading Among Variable Subaccounts	19
Accumulation Units	21
Withdrawals	21
Signature Guarantee	21
Charges	22
Death Benefit	23
Required Distributions Upon Death	23
Annuity Date	23
Selection of Annuity Income Options	24
Fixed, Variable, or Combination Annuity Income Options	24
Types of Annuity Income Options	25
Reports to Owners	25
The Fixed Account
The Fixed Account	25
More About the Contract
Tax Considerations	26
Other Contract Provisions	28
Selling the Contracts	29
Automatic Deduction Plan	29
Special Provisions Applicable to Sales Under Sponsored Arrangements	29
Dollar Cost Averaging	30
Automatic Rebalancing	30
Postponement of Payment	30
More About the Variable Account and the Funds
Changes in Investment Options	30
Total Return for a Subaccount	31
Voting Rights	31
Resolving Material Conflicts	31
Performance	31
Litigation	32
Appendix A: Accumulation Unit Values	33
Table of Contents of the Statement of Additional Information	40

NRR

Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an individual retirement account and an individual retirement annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an individual retirement annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the investment options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

NRR

THIS PAGE INTENTIONALLY LEFT BLANK

NRR

Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account." We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis;

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from other qualified plans, tax sheltered annuities, or IRAs; or

(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. You may also make additions to a Non-qualified Contract before annuity payments begin (the "Annuity Date"). Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

Your may direct your money to the Subaccounts of the Variable Account and/or to the Fixed Account. Money allocated to the Variable Account will be invested in the Money Market Subaccount until the end of the "free look" period, which is generally 15 calendar days after we mail the Contract to you. See Investment Allocation of Your Purchase Payments on page 19.

There are currently twenty-eight variable Subaccounts available as investment options.

  Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.
  Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.
  Four Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio.
  The remaining Subaccounts invest in shares of one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong, or Credit Suisse Warburg Pincus.

Fidelity Investments Life credits interest on amounts allocated to the Fixed Account at interest rates that vary from time to time.

NRR

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 26.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 25. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 24.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page 23. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 23.

Charges

We assess the following charges.

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

  Before the Annuity Date, we deduct this charge from your Contract Value.
  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.
  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

Additional Mortality Risk Charge. We offer the Owner the opportunity to elect a Death Benefit Rider at the time of purchase. If the Owner elects the Rider, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will be 0.05% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes. See Charges on page 22.

(5) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

For further information see Charges on page 22.

NRR

Free Look Privilege

You may return your Contract for a refund within 10 calendar days after you receive the Contract. We will refund your purchase payment or, if greater, your Contract Value plus any amount deducted from your payment prior to allocation to the Variable Subaccounts or the Fixed Account. When you are replacing an existing insurance product with the Contract, the free look period will be extended to at least 20 calendar days. This provision may vary by state. See Free Look Privilege on page 19.

Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

Following are the various investment options available to you under the Contract.

FIDELITY RETIREMENT RESERVES

Guaranteed Account	Company	Variable Account
Guaranteed Interest	Fidelity	Asset Manager Portfolio
Money Market Portfolio
Investment Grade Bond Portfolio
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Overseas Portfolio
Index 500 Portfolio
Asset Manager: Growth Portfolio
Contrafund Portfolio
Growth Opportunities Portfolio
Balanced Portfolio
Growth & Income Portfolio
Mid Cap Portfolio
	Morgan Stanley	Emerging Markets Debt Portfolio Emerging Markets Equity Portfolio
Global Equity Portfolio
International Magnum Portfolio
	PBHG	Select 20 Portfolio
Growth II Portfolio
Select Value Portfolio
Small Cap Value Portfolio
Technology & Communications Portfolio
	Strong	Mid Cap Growth Fund II Portfolio
Opportunity Fund II Portfolio
	Credit Suisse Warburg Pincus	International Equity Portfolio
Global Post-Venture Capital Portfolio
Small Company Growth Portfolio

NRR

FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or federal income tax expenses that are determined solely from the amount of premiums received. We generally deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any federal income tax expense. See Charges on page 22 of the prospectus for additional information.

CONTRACT OWNER EXPENSES (as a percentage of purchase payments)
Sales Charge Imposed on Purchases	0.00%
Maximum Contingent Deferred Sales Charge	0.00%
Surrender Charge	0.00%
Exchange Fee	0.00%
Annual Maintenance ChargeA	$ 30.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Account Fees and Expenses:
Administrative Charge	0.05%
Total Separate Account Annual Expenses	0.80%

A The annual maintenance charge is a single $30 charge each year. We deduct this charge proportionally from the investment options in use at the time of the charge. We currently waive the annual maintenance charge for Contracts with at least $25,000 of accumulated purchase payments less any withdrawals. We may reduce or waive this charge for Contracts issued under certain sponsored arrangements. In the examples, the annual maintenance charge is approximated as a 0.01% annual asset charge based on the experience of the Contracts.

PORTFOLIO ANNUAL EXPENSES

(as a percentage of Portfolio average net assets)

	Management Fees	Other Expenses	Total Annual Expenses (before reimbursement)
FidelityA
Asset Manager	0.53%	0.08%	0.61%
Money Market	0.27%	0.08%	0.35%
Investment Grade Bond	0.43%	0.11%	0.54%
High Income	0.58%	0.10%	0.68%
Equity-Income	0.48%	0.08%	0.56%
Index 500	0.24%	0.09%	0.33%B
Growth	0.57%	0.08%	0.65%
Overseas	0.72%	0.17%	0.89%
Asset Manager: Growth	0.58%	0.11%	0.69%
Contrafund	0.57%	0.09%	0.66%
Growth Opportunities	0.58%	0.10%	0.68%
Balanced	0.43%	0.15%	0.58%
Growth & Income	0.48%	0.10%	0.58%
Mid Cap	0.57%	0.17%	0.74%
Morgan Stanley Asset Management
Emerging Markets Debt	0.80%	0.81%	1.61%C
Emerging Markets Equity	1.25%	0.71%	1.96%C
Global Equity	0.80%	0.63%	1.43%C
International Magnum	0.80%	0.68%	1.48%C
PBHG
Select 20	0.85%	0.17%	1.02%D
Growth II	0.85%	0.20%	1.05%D
Select Value	0.65%	0.32%	0.97%D
Small Cap Value	0.99%	0.22%	1.21%D
Technology & Communications	0.85%	0.19%	1.04%D
Strong
Mid Cap Growth Fund II	1.00%	0.16%	1.16%E
Opportunity Fund II	1.00%	0.18%	1.18%E
Credit Suisse Warburg Pincus
International Equity	1.00%	0.31%	1.31%F
Global Post-Venture Capital	1.25%	0.28%	1.53%F
Small Company Growth	0.90%	0.23%	1.13%F

A A portion of the brokerage commissions that certain Fidelity Funds pay was used to reduce Fund expenses. In addition, certain Fidelity Funds, or FMR on behalf of certain Funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of Fund expenses. With these reductions, the total operating expenses presented in the table would have been 0.55% for Equity-Income Portfolio, 0.64% for Growth Portfolio, 0.87% for Overseas Portfolio, 0.71% for Asset Manager Portfolio, 0.63% for Contrafund Portfolio, 0.68% for Asset Manager: Growth Portfolio, 0.66% for Growth Opportunities Portfolio, 0.56% for Balanced Portfolio, 0.57% for Growth and Income Portfolio, and 0.69% for Mid Cap Portfolio.

B FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. With this reimbursement, the Fund's management fee, other expenses, and total expenses would have been 0.24%, 0.04% and 0.28%, respectively.

C Morgan Stanley Asset Management, with respect to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse certain expenses of the Portfolio. Morgan Stanley Asset Management may terminate this voluntary waiver and reimbursement at any time at its sole discretion. With waivers and reimbursements, "Management Fee," "Other Expenses" and Total Annual Expense," respectively, would be as follows: Emerging Markets Debt Portfolio (.59%, .81%, 1.40%); Emerging Markets Equity Portfolio (1.09%, .71%, 1.80%); Global Equity Portfolio (.52%, .63%, 1.15%); International Magnum Portfolio (.50%, .68%, 1.18%).

D Pilgrim Baxter & Associates, Ltd. (the "Adviser") has voluntarily agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.00% of the average daily net assets of the Select Value Portfolio, through December 31, 2000. In addition, in connection with Old Mutual plc's acquisition of the Adviser's parent company, Old Mutual and the Adviser have agreed to maintain these limits until December 31, 2002. Total Annual Expenses include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 2001. With such fee waivers/expense reimbursements the Advisory Fees and estimated Total Operating Expenses for the Small Cap Value Portfolio would be 1.00% and 1.20%. In any fiscal year in which a Portfolio's assets are greater than $75 million and its total annual expenses are less than the foregoing limit, the Portfolio's Board may elect to reimburse the Adviser for any fees it waived or assumed during the previous two fiscal years provided that such reimbursement can be achieved within that limit.

E Strong Capital Management, Inc., the Investment Adviser, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. Management Fees, Other Expenses, and Total Annual Expenses for Opportunity II and Mid Cap Growth Fund II are calculated on an annualized basis from the beginning of the fiscal year through the current quarter end. The Adviser for Mid Cap Growth Fund II is absorbing expenses of 0.01%. With these absorptions the expense ratio would have been 1.15%. The Adviser for Opportunity Fund II is absorbing expenses of 0.07%. With these absorptions, the expense ratio would have been 1.11%.

F Management Fees, Other Expenses and Total Annual Expenses for the International Equity, Global Post-Venture Capital and Small Company Growth Portfolios are based on actual expenses for the fiscal year ended December 31, 2000, net any fee waivers or expense reimbursements. With such waivers or reimbursements, Management Fees would have equaled 1.00%, 1.14%, and 0.90%; Other Expenses would have equaled 0.29%, 0.26% and 0.21%; and Total Annual Expenses would have equaled 1.29%, 1.40% and 1.11% for the International Equity, Global Post-Venture Capital, and Small Company Growth Portfolios, respectively. Fee waivers and expense reimbursements or credits may be discontinued at any time.

NRR

EXAMPLES

If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses.

FIDELITY RETIREMENT RESERVES Expenses paid on a $1,000 investment, assuming a 5% annual return
	One Year	Three Years	Five Years	Ten Years
Fidelity
Asset Manager	$ 14	$ 45	$ 78	$ 170
Money Market	$ 12	$ 37	$ 64	$ 141
Investment Grade Bond	$ 14	$ 43	$ 74	$ 162
High Income	$ 15	$ 47	$ 81	$ 178
Equity-Income	$ 14	$ 43	$ 75	$ 165
Growth	$ 15	$ 46	$ 80	$ 175
Overseas	$ 17	$ 54	$ 92	$ 201
Index 500	$ 12	$ 36	$ 63	$ 139
Asset Manager: Growth	$ 15	$ 47	$ 82	$ 179
Contrafund	$ 15	$ 46	$ 80	$ 176
Growth Opportunities	$ 15	$ 47	$ 81	$ 178
Balanced	$ 14	$ 44	$ 76	$ 167
Growth & Income	$ 14	$ 44	$ 76	$ 167
Mid Cap	$ 16	$ 49	$ 84	$ 185
Morgan Stanley
Emerging Market Debt	$ 25	$ 75	$ 129	$ 276
Emerging Market Equity	$ 28	$ 86	$ 146	$ 310
Global Equity	$ 23	$ 70	$ 120	$ 257
International Magnum	$ 23	$ 72	$ 123	$ 263
PBHG
Growth II	$ 19	$ 58	$ 101	$ 218
Select Value	$ 18	$ 56	$ 96	$ 209
Select 20	$ 19	$ 58	$ 99	$ 215
Small Cap Value	$ 21	$ 63	$ 109	$ 235
Technology & Comm.	$ 19	$ 58	$ 100	$ 217
Strong
Mid Cap Growth II	$ 20	$ 62	$ 106	$ 230
Opportunity II	$ 20	$ 62	$ 107	$ 232
Credit Suisse Warburg Pincus
International Equity	$ 22	$ 66	$ 114	$ 245
Global Post-Venture Capital	$ 24	$ 73	$ 125	$ 268
Small Company Growth	$ 20	$ 61	$ 105	$ 226
  The above figures illustrate the combined effect of all current charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
  The Other Funds' annual expenses and these examples are based on data provided by the Other Funds. The Company has no reason to doubt the accuracy or completeness of that data, but the Company has not verified the Other Funds' figures. In preparing the Other Funds' expense table and examples above, the Company has relied on the figures provided by the Other Funds.

NRR

Facts about Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and another form of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are currently twenty-eight Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund II. Four Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. The other 14 available investment options are offered by four different mutual fund investment advisers.

THE FUNDS

Fidelity:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each is an open-end, diversified management investment company organized by Fidelity Management & Research Company. Each is the type of investment company commonly known as a series mutual fund. Each fund includes a number of individual mutual fund portfolios.

The investment objectives of the Fidelity Funds are described below. There is, of course, no assurance that any portfolio will meet its investment objective.

Variable Insurance Products Fund

VIP Money Market Portfolio

Investment Objective. Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies:

  Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Investor Profile. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

NRR

VIP High Income Portfolio

Investment Objective. High Income Portfolio seeks a high level of current income. Growth of capital may also be considered.

Principal Investment Strategies:

  Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.

VIP Equity-Income Portfolio

Investment Objective. Equity-Income Portfolio seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

Principal Investment Strategies:

  Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.

(circle7) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential.

VIP Growth Portfolio

Investment Objective. Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that this strategy often leads to more volatile investments than the market as a whole.

VIP Overseas Portfolio

Investment Objective. Overseas Portfolio seeks long-term growth of capital.

NRR

Principal Investment Strategies:

  Investing at least 65% of total assets in foreign securities.
  Investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile and Risk:

  Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
  It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests.

Variable Insurance Products Fund II

VIP II Asset Manager Portfolio

Investment Objective. Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

Investor Profile. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments, and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes.

VIP II Investment Grade Bond Portfolio

Investment Objective. Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies:

  Investing in U.S. dollar-denominated investment-grade bonds.
  Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

Investor Profile. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index.

VIP II Index 500 Portfolio

Investment Objective. Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

NRR

Principal Investment Strategies:

Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

  Investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.
  Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P 500.

VIP II Asset Manager: Growth Portfolio

Investment Objective. Asset Manager: Growth Portfolio seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

Investor Profile. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary.

VIP II Contrafund Portfolio

Investment Objective. Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns.

Variable Insurance Products Fund III

VIP III Growth & Income Portfolio

Investment Objective. Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

NRR

Principal Investment Strategies:

  Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.

VIP III Growth Opportunities Portfolio

Investment Objective. Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases and adverse issuer, political, regulatory, market, or economic developments.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market, or economic developments.
  Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style.

VIP III Balanced Portfolio

Investment Objective. Balanced Portfolio seeks both income and growth of capital.

Principal Investment Strategies:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory, or economic developments.

Investor Profile. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers.

VIP III Mid Cap Portfolio

Investment Objective. Mid Cap Portfolio seeks long-term growth of capital.

NRR

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P Mid Cap 400).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Investor profile. The fund may be appropriate for investors seeking long-term growth of capital through equity securities, including growth or value stocks, or a combination of both.

Morgan Stanley Asset Management

Emerging Markets Debt Portfolio

Objective and Strategy

  The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
  Approach. Morgan Stanley Asset Management seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, Morgan Stanley Asset Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.
  Process. Morgan Stanley Asset Management's global allocation team analyzes the global economic environment and its impact on emerging markets. Morgan Stanley Asset Management focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting securities, Morgan Stanley Asset Management first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. Morgan Stanley Asset Management may, when or if available, use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

Emerging Markets Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented Equity Securities of issuers in emerging market countries.
  Approach. Morgan Stanley Asset Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria includes attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.
  Process. Morgan Stanley Asset Management's global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor sentiment. Morgan Stanley Asset Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To manage risk, Morgan Stanley Asset Management emphasizes thorough macroeconomic and fundamental research.

Global Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers.

NRR

  Approach. Morgan Stanley Asset Management seeks to maintain a diversified portfolio of global equity securities based on individual stock selection. Morgan Stanley Asset Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.
  Process. Morgan Stanley Asset Management selects securities for investment from a universe of eligible issuers consisting of approximately 3,200 companies in the Morgan Stanley Capital International (MSCI) World Index. Morgan Stanley Asset Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. Morgan Stanley Asset Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. Morgan Stanley Asset Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

International Magnum Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.
  Approach. Morgan Stanley Asset Management seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, Morgan Stanley Asset Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.
  Process. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from Morgan Stanley Asset Management's Asset Allocation Committee, which is made up of several of the Morgan Stanley Asset Management's most senior investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's finances, products, and management, typically meeting with each company's management, before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

Select 20 Portfolio

Objective and Strategy

  The Select 20 Portfolio, seeks long-term growth of capital.
  Under normal market conditions, the Portfolio a non-diversified fund will invest at least 65% of its total assets in growth securities (no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have strong business momentum, earnings growth and capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.
  The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks warrants and rights to purchase common stocks, and convertible securities.
  The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value (positive or negative) of a single holding may be magnified.

Growth II Portfolio

Objective and Strategy

  The Portfolio seeks capital appreciation.

NRR

  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of small and medium sized companies that, in the Adviser's opinion, have strong business momentum, earnings growth and capital appreciation potential. These companies will generally have market capitalizations or annual revenues between $500 million and $10 billion.
  The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks, and convertible securities.
  The Portfolio emphasizes small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

Select Value Portfolio (previously called Large Cap Value Portfolio)

Objective and Strategy

  The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of no more than 30 large capitalization companies that, in the opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.
  The value securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks and convertible securities. The Portfolio holds a limited number of stocks and the impact of the change in value (positive or negative) of a single holding may be magnified.

Small Cap Value Portfolio

Objective and Strategy

  The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of companies whose market capitalizations are within the range of the Russell 2000 index, dividend income potential and earnings power.
  The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks and convertible securities.
  The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios and price-to-book value than the Russell 2000.
  The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

Technology & Communications Portfolio

Objective and Strategy

  The Portfolio, seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.
  Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio is concentrated which means it will invest 25% or more of its total assets in groups of industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.
  The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.
  The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.
  The Portfolio is non-diversified, which means its performance is dependent on the securities of a smaller number of companies. As a result, the impact of a single holding may be magnified.
  Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations, and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

NRR

Strong

Mid Cap Growth Fund II

Objective and Strategy

  Mid Cap Growth Fund II seeks capital growth through investments in mid-sized companies.
  The Fund generally will invest in mid-size companies with superior earnings, dividend, and revenue growth.
  The Adviser uses broad themes to target investing opportunities in sectors and industries. These themes often revolve around changes in technology, demographics, or the sociopolitical environment. Individual stocks of companies with visionary leadership and innovative new products, markets, or technologies that should outperform the market over time are selected for the fund.
  Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.
  While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.
  The Fund may invest up to 35% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.
  When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.
  The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

Opportunity Fund II

Objective and Strategy

  Opportunity Fund II seeks capital growth.
  The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies.
  The Adviser's research focuses on finding areas of the market where stocks are underfollowed and undervalued. These stocks tend to have low institutional ownership, low analyst coverage and are often in sectors of the market that are "quiet" or out-of-favor.
  The Adviser uses a proprietary method and intensive research to determine the private market value of a stock, the value a rational investor would pay for the entire company. The private market value tends to be less volatile than the stock price and is a useful tool in finding undervalued stocks.
  The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.
  Under normal market conditions, the Fund expects to be fully invested in equities.
  The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.
  When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.
  The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.
  The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general smaller-capitalization companies often involve greater risks than investments in established companies.

NRR

Credit Suisse Warburg Pincus

International Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing in equity securities of companies located or conducting a majority of their business outside the United States.
  The Portfolio intends to invest substantially all of its assets in common stocks and securities convertible into or exchangeable for common stocks and under normal market conditions, will invest 65% of assets in equity securities of issuers from at least three foreign countries.
  The Portfolio intends to diversify its investments across securities of issuers located in a number of foreign countries although at times it may invest a significant part of its assets in a single country.
  Although the Portfolio emphasized developed countries, it may also invest in emerging markets.
  In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.
  Risks: The Portfolio's principal risk factors are market risk and foreign securities. Because the Portfolio invests internationally, it carries additional risks, including currency, information, and political risks.

Global Post-Venture Capital Portfolio (previously called Post-Venture Capital Portfolio)

Objective and Strategy

  The Portfolio seeks long-term growth of capital by investing in equity securities of U.S. and foreign companies considered to be in their post-venture capital stages of development.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have occurred within ten years prior to the Portfolio's purchase of the company's securities.
  The Portfolio will invest in at least three countries, including the U.S.
  Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.
  Risks: The Portfolio's principal risk factors are market risk, foreign securities, start-up and other small companies and special situation companies. Because the Portfolio invests internationally, it carries additional risks, including currency, information and political risks. Investing in start-up and other small companies may expose the portfolio to increased market liquidity and information risks. Post-venture capital companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the Portfolio's performance if the anticipated benefits of the special situation do not materialize. The Portfolio employs aggressive strategies and may not be appropriate for all investors.

Small Company Growth Portfolio

Objective and Strategy

  The Portfolio seeks capital growth by investing in equity securities of small U.S. growth companies.
  The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As of December 31, 2000, the Russell 2000 Index included companies with market capitalizations between $4 million and $6.1 billion. Companies that outgrowth the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's allocation to small company equities.
  In seeking to identify growth companies, companies with attractive capital-growth potential, the Portfolio managers often look for companies (1) still in the development stage, (2) older companies that appear to be entering a new stage of growth, or (3) companies providing products or services with a high unit-volume growth rate.
  The Portfolio may also invest in securities of emerging-growth companies, small- or medium-sized companies that have passed their start up phase, show positive earnings and offer the potential for decelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

NRR

  Risk: The Portfolio's principal risk factors are market risk, start-up and other small companies, special-situation companies and non-diversified status. Investing in start-up and other small companies may expose the portfolio to increased market liquidity and information risks. Small companies and emerging growth companies are often involved in "special situations." Securities of special situation companies may decline in value and hurt the Portfolio's performance if the anticipated benefits of the special situation do not materialize. The Portfolio is non-diversified and may invest a greater proportion of its assets in the securities of a smaller number of issuers. Non-diversification might cause the Portfolio to be more volatile than a diversified portfolio.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page 31.

The Investment Advisers

Fidelity

The Investment Adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers Act of 1940. Fidelity Management & Research Company (FMR) is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of February 28, 2001, FMR managed over $770 billion in assets. The portfolios of the Fidelity Funds, as part of their operating expenses, pay an investment management fee to FMR. These fees are part of the Fidelity Funds' expenses. See the prospectuses for the Fidelity Funds for discussions of the Fidelity Funds' expenses. Fidelity Investments Money Management, Inc., a subsidiary of FMR, chooses certain investments for some of the Fidelity Funds. FMR Co., Inc., which serves a sub-adviser to FMR also chooses certain investments for the Fidelity Funds. Foreign affiliates of FMR may help choose investments for some of the Fidelity Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation. BT currently serves as sub-adviser and custodian for the Index 500 Portfolio.

Morgan Stanley Asset Management

On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management. The investment Adviser for The Universal Institutional Funds, Inc. is Morgan Stanley Asset Management, which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley Asset Management, a registered investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as to employee benefit plans, endowment funds, foundations and other institutional investors. Morgan Stanley Asset Management's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment adviser for PBHG Insurance Series Fund is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The sole shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"). Prior to September 26, 2000, UAM was a New York Stock Exchange listed holding company. UAM's principal offices are located at One International Place, Boston, Massachusetts 02110. On September 26, 2000, Old Mutual plc ("Old Mutual") acquired UAM through a tender offer and merger. As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter. Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkely Square, London, WIX 50H, United Kingdom. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, PA 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment adviser that was formed in 1940. As with the Adviser, the ultimate parent company of the Sub-Adviser is Old Mutual. The principal business address of the Sub-Adviser is 1400 Liberty Ridge Drive, Wayne, PA 19087.

Strong

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

NRR

Credit Suisse Warburg Pincus

The investment Adviser for the Credit Suisse Warburg Pincus Trust is Credit Suisse Asset Management, LLC. Credit Suisse Asset Management, LLC is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks. Credit Suisse Asset Management manages approximately $93 billion in the U.S. and $298 billion globally.

Important

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a qualified plan, tax sheltered annuity, or IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 26.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 80 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page 29. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page 29.

You may make a telephone request to add an additional payment to the Contract from either your Fidelity Mutual Fund or Brokerage "Core" Account. Additional payment requests by telephone are currently limited to transfers coming from identical registrations.

You may make additional payments to a Qualified Contract of additional rollover contributions from a qualified plan, tax sheltered annuity, or IRA. See Tax Considerations on page 26. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 21.

NRR

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page 25.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 10 calendar days (or longer where required by applicable state insurance law), after you receive it (the "free look period"). When you are replacing an existing insurance product with the Contract, we will extend the free look period to at least 20 calendar days (or longer where required by applicable state insurance law).

The entire portion of any net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount for the period we estimate or calculate your free look right to be in existence, which is generally 15 calendar days after the Contract is mailed to you (25 days if you are replacing an existing insurance product). The Contract Value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose not to retain your Contract, return it to our Annuity Service Center within the free look period. Upon written instruction, we will cancel the Contract and refund promptly the greater of (1) your purchase payment without interest, or (2) your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Fixed Account. This provision does not apply to Contracts purchased by exchanging Fidelity Variable Annuity, as the exchange does not begin a new Contract date. This provision may vary by state where required by applicable state insurance law. If you are replacing an existing insurance product with the Contract and you choose not to retain your Contract, it is considered a surrender and any gain since you first purchased your original Contract is taxable.

For further information on the Free Look Privilege, please see Signature Guarantee on page 21.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

At the end of the Valuation Period in which your free look period expires (by our estimation or calculation), your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected investment options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Fixed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive exchange activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we reserve the right to limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of 12 per calendar year.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

NRR

  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Fixed Account Transfers

You may make transfers to and from the Fixed Account only with our consent. For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time. You may currently transfer amounts from the variable Subaccounts to the Fixed Account before the Annuity Date as often as you wish (with one exception described below) without charge.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the amount invested in the Fixed Account. When the maximum amount is less than $1000, we permit a transfer of up to $1000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer into the Fixed Account during the 12 months following a transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2002, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page 25.

NRR

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 24.

ACCUMULATION UNITS

When you allocate your purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 31.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria: 1) withdrawals of $500 to $100,000 with no more than $100,000 dollars being withdrawn during a seven day period; 2) for Contracts that have had an address change in the last 15 days, the limit is $10,000; and 3) the check must be made payable to all registered Owners. You may request to have the money wired to your Fidelity Mutual Fund or Brokerage Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 26. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected investment options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page 30.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected investment options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Disbursement or free look requests must include a signature guarantee if any of the following situations apply:

1. Your Contract registration has changed within the last 30 days.

2. The requested amount is more than $100,000.

3. The check is being mailed to a different address than the one on your Contract (record address).

4. The check is made payable to someone other than the Owner(s).

NRR

5. The address of record on the Contract has changed in the past 15 days and the request is for $10,000 or more.

6. The Proceeds are being wired to or from a Fidelity account with different Owner(s) than the annuity Contract.

7. In any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

CHARGES

The following are all the charges we make under your Contract.

1. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the investment options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Wyoming, West Virginia, and South Dakota currently require us to pay a premium tax upon receipt of your purchase payment on non-qualified contracts. Currently, there is no tax imposed on qualified premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and daily administrative charge.

  Annual maintenance charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

  Daily administrative charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 23.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

Additional Mortality Risk Charge. We offer the Owner the opportunity to elect a Death Benefit Rider at the time of the Contract purchase. If the Owner elects the Rider, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will be 0.05% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

NRR

4. Withdrawal Charge. There is no withdrawal charge.

5. Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of 12 per calendar year.

6. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7. Other Taxes. We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page 28.

DEATH BENEFIT

If the annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated. If the Death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of (1) or (2) below, except as described in the following sentence. We provide the opportunity to purchase an optional Death Benefit Rider at the time of issuing the Contract. This option is not available after the purchase of the Contract. There is a charge for the Death Benefit Rider as described on page 23. If elected, the Death Benefit will then be the greatest of (1), (2), or (3) below.

1) The purchase payments made, less any partial withdrawals and any incurred taxes.

2) The Contract Value as of the end of the Valuation Period that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

3) The highest Contract Value on any Contract Anniversary before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company at the Annuity Service Center.

The Owner may elect to terminate the Death Benefit rider by providing advance written notice to the Company. Termination will be effective as of the date the next charge is scheduled after the Company receives such notice at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

NRR

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page 25.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

NRR

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1. Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and monthly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

NRR

Facts About the Fixed Account

  As noted earlier, you may allocate purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account."
  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Fixed Account will accrue interest daily at an annual rate that will never be less than 3.0% (3.5% for most Contacts issued before May 1, 1997).
  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

  For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.
  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page 25.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from another qualified plan, tax sheltered annuity, or IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

NRR

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an Annuity Income Option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

NRR

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

FIDELITY INVESTMENTS LIFE'S TAXES

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. If there are two Owners, both Owners must provide any written authorizations.

2. Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

NRR

3. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 26. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our parent company, distributes the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page 22. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

NRR

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

NRR

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal Regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Fidelity Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

PERFORMANCE

Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges. Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge. The total return percentage will be higher under this method than under the standard method described above.

NRR

  A cumulative total return reflects performance over a stated period of time.
  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.
  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.
  The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond, High Income and Emerging Markets Debt Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the Subaccount over a 30 day period.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

NRR

Appendix A

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	17.44	18.39	65,565,684
1999	16.72	17.44	57,437,711
1998	15.98	16.72	42,335,962
1997	15.30	15.98	28,256,730
1996	14.66	15.30	33,393,564
1995	13.99	14.66	26,268,846
1994	13.55	13.99	24,546,739
1993	13.26	13.55	10,961,418
1992	12.89	13.26	8,273,590
1991	12.27	12.89	6,461,782
1990	11.48	12.27	5,020,276
1989	10.62	11.48	1,449,116

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	29.53	22.71	6,392,983
1999	27.53	29.53	7,900,244
1998	29.00	27.53	9,274,597
1997	24.89	29.00	10,481,116
1996	22.05	24.89	9,856,952
1995	18.47	22.05	7,797,315
1994	18.94	18.47	5,106,950
1993	15.88	18.94	5,122,946
1992	13.03	15.88	2,624,011
1991	9.73	13.03	859,030
1990	10.07	9.73	356,960
1989	10.63	10.07	273,152

NRR

Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	46.01	49.49	21,038,589
1999	43.62	46.01	27,782,187
1998	39.39	43.62	34,627,026
1997	31.05	39.39	40,838,032
1996	27.44	31.05	43,073,117
1995	20.52	27.44	41,937,122
1994	19.36	20.52	30,415,281
1993	16.54	19.36	19,318,902
1992	14.28	16.54	8,648,323
1991	10.98	14.28	3,225,101
1990	13.09	10.98	1,391,751
1989	11.27	13.09	714,730

Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	80.67	71.24	27,415,095
1999	59.17	80.67	26,896,697
1998	42.76	59.17	22,783,884
1997	34.97	42.76	23,048,124
1996	30.80	34.97	26,772,269
1995	22.98	30.80	23,019,869
1994	23.22	22.98	17,470,386
1993	19.64	23.22	12,073,224
1992	18.15	19.64	8,401,957
1991	12.60	18.15	4,162,470
1990	14.42	12.60	1,654,455
1989	11.08	14.42	434,747

Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	37.22	29.87	9,548,983
1999	26.31	37.22	9,883,063
1998	23.52	26.31	9,537,903
1997	21.30	23.52	10,512,524
1996	19.00	21.30	11,419,855
1995	17.50	19.00	9,560,376
1994	17.37	17.50	14,336,196
1993	12.79	17.37	8,857,429
1992	14.47	12.79	1,983,970
1991	13.51	14.47	1,413,997
1990	13.89	13.51	1,086,588
1989	11.11	13.89	160,830

NRR

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	19.87	21.92	9,859,092
1999	20.24	19.87	8,926,481
1998	18.75	20.24	11,642,575
1997	17.36	18.75	5,524,907
1996	16.99	17.36	4,615,384
1995	14.63	16.99	3,993,107
1994	15.35	14.63	3,151,087
1993	13.98	15.35	3,714,356
1992	13.24	13.98	2,651,021
1991	11.48	13.24	1,860,441
1990	10.93	11.48	486,509
1989	10.01	10.93	106,584

Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	31.19	29.73	21,456,550
1999	28.30	31.19	23,956,537
1998	24.80	28.30	27,415,335
1997	20.76	24.80	30,320,855
1996	18.29	20.76	33,062,627
1995	15.80	18.29	39,821,641
1994	16.99	15.80	56,621,559
1993	14.18	16.99	48,441,225
1992	12.80	14.18	22,395,511
1991	10.55	12.80	6,736,284
1990	9.98	10.55	1,376,582
1989*	10.00	9.98	223,855

* Period from 9/1/92 to 12/31/92

Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	37.78	33.99	28,349,719
1999	31.60	37.78	32,433,379
1998	24.83	31.60	32,083,136
1997	18.90	24.83	28,695,264
1996	15.54	18.90	18,160,844
1995	11.44	15.54	7,333,800
1994	11.44	11.44	2,102,667
1993	10.53	11.44	1,509,615
1992*	10.00	10.53	637,942

* Period from 9/1/92 to 12/31/92

NRR

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	23.93	20.78	11,618,664
1999	20.93	23.93	13,048,622
1998	17.95	20.93	14,675,155
1997	14.50	17.95	17,201,030
1996	12.20	14.50	12,261,937
1995*	10.00	12.20	4,035,434

* Period from 1/3/95 (commencement of operations) to 12/31/95

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	32.54	30.14	50,150,598
1999	26.40	32.54	55,465,802
1998	20.47	26.40	55,426,745
1997	16.66	20.47	57,789,065
1996	13.87	16.66	53,010,249
1995*	10.00	13.87	32,421,946

* Period from 1/3/95 (commencement of operations) to 12/31/95

Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	16.15	13.29	11,402,367
1999	15.62	16.15	18,899,900
1998	12.63	15.62	25,247,156
1997*	10.00	12.63	21,154,834

* Period from 1/27/97 (commencement of operations) to 12/31/97

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	14.50	13.77	5,087,292
1999	13.98	14.50	6,804,534
1998	11.98	13.98	6,933,405
1997*	10.00	11.98	4,649,810

* Period from 1/27/97 (commencement of operations) to 12/31/97

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	17.65	16.87	20,361,443
1999	16.29	17.65	29,319,255
1998	12.68	16.29	32,986,321
1997*	10.00	12.68	18,798,233

* Period from 1/27/97 (commencement of operations) to 12/31/97

NRR

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	10.00	11.21	39,005,684

* Period from 12/28/98 (commencement of operations) to 4/30/2000

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	9.55	10.56	661,066
1999	7.44	9.55	345,928
1998	10.48	7.44	280,904
1997*	10.00	10.48	270,613

* Period from 11/24/97 (commencement of operations) to 12/31/97

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	14.68	8.85	3,841,251
1999	7.56	14.68	4,154,981
1998	10.05	7.56	586,128
1997*	10.00	10.05	176,936

* Period from 11/24/97 (commencement of operations) to 12/31/97

Global Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	11.92	13.18	1,292,317
1999	11.54	11.92	1,301,505
1998	10.25	11.54	1,504,399
1997*	10.00	10.25	214,479

* Period from 11/24/97 (commencement of operations) to 12/31/97

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	13.23	11.49	914,945
1999	10.65	13.23	943,026
1998	9.86	10.65	998,415
1997*	10.00	9.86	126,071

* Period from 11/24/97 (commencement of operations) to 12/31/97

PBHG Growth II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	21.42	17.71	13,635,724
1999	10.90	21.42	5,516,793
1998	10.15	10.90	439,863
1997*	10.00	10.15	198,868

* Period from 11/24/97 (commencement of operations) to 12/31/97

NRR

Select Value** Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	15.18	17.75	5,008,326
1999	14.05	15.18	2,204,343
1998	10.27	14.05	1,331,167
1997*	10.00	10.27	71,061

* Period from 11/24/97 (commencement of operations) to 12/31/97
** Previously called Large Cap Value

Small Cap Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	13.20	17.83	12,720,189
1999	11.48	13.20	2,934,512
1998	10.43	11.48	3,428,665
1997*	10.00	10.43	760,923

* Period from 11/24/97 (commencement of operations) to 12/31/97

Select 20 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	33.42	25.24	22,131,003
1999	16.80	33.42	19,184,426
1998	10.42	16.80	16,529,457
1997*	10.00	10.42	551,473

* Period from 11/24/97 (commencement of operations) to 12/31/97

Technology & Communications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	42.93	24.65	38,303,580
1999	12.94	42.93	31,566,100
1998	9.87	12.94	1,929,033
1997*	10.00	9.87	746,784

* Period from 11/24/97 (commencement of operations) to 12/31/97

Mid Cap Growth Fund II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	24.65	20.82	13,834,781
1999	13.08	24.65	9,194,563
1998	10.25	13.08	832,891
1997*	10.00	10.25	139,945

* Period from 11/24/97 (commencement of operations) to 12/31/97

NRR

Opportunity Fund II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	15.29	16.17	4,890,361
1999	11.43	15.29	3,180,619
1998	10.15	11.43	2,219,038
1997*	10.00	10.15	277,353

* Period from 11/24/97 (commencement of operations) to 12/31/97

International Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	15.73	11.56	2,227,721
1999	10.33	15.73	1,244,582
1998	9.89	10.33	374,074
1997*	10.00	9.89	54,981

* Period from 11/24/97 (commencement of operations) to 12/31/97

Global Post-Venture Capital** Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	17.57	14.13	2,177,280
1999	10.83	17.57	694,255
1998	10.25	10.83	588,128
1997*	10.00	10.25	120,198

* Period from 11/24/97 (commencement of operations) to 12/31/97
** Previously called Post-Venture Capital

Small Company Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	16.47	13.38	6,592,349
1999	9.82	16.47	2,580,091
1998	10.19	9.82	1,848,787
1997*	10.00	10.19	596,845

* Period from 11/24/97 (commencement of operations) to 12/31/97

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

Certain contracts in this prospectus have been offered only as of December 7, 1988, and others only as of May 1, 1997. The financial information in the above table includes periods prior to December 7, 1988 because an earlier class of variable annuity contracts is also being funded through the Variable Account. Financial information reflects all classes of contracts. Because the three classes of contracts funded through the Variable Account have the same total asset-based charges, Accumulation Unit Values will be the same for all classes of contracts.

The financial statements of the Variable Account appear in the Statement of Additional Information.

NRR

Table of Contents
of the Statement of Additional Information

Accumulation Units
Fixed Annuity Income Payments
Variable Annuity Income Payments
Hypothetical Illustrations of Annuity Income Payouts
General Information
Performance
Exchanges Among Subaccounts After the Annuity Date
Unavailability of Annuity Income Options in Certain Circumstances
IRS Required Distributions
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements

Investment Company Act of 1940 File no. 811-5315
NRR-pro-0401
1.722610.102

NRR

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 1306
Boston, MA 02104-9907

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contributions, if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Fixed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2001

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2001, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

NRR-ptb-0401
1.474372.104

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

VARIABLE ANNUITY INCOME PAYMENTS

If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.

The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the prospectus) depends upon the Net Investment Factor for the subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.

To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the subaccounts that are selected. Using an Assumed Investment Rate of 3.5%, the initial monthly income amount is $280.50. The investment selection is 50% in Portfolio A and 50% in Portfolio B.

At Annuitization		Portfolio A	Portfolio B
(a)	Initial Monthly Annuity Income Payment	$ 140.25	$ 140.25
(b)	Annuity Unit Value	1.23456	1.32465
(c)	Income in Units	113.603	105.877

The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative, rather you need to look at:

	# Annuity Units	X	Annuity Unit Value	=	Annuity Income Payment
Portfolio A	113.603		1.23456		140.25
Portfolio B	105.877		1.32465		140.25
					$ 280.50

Assume that during the next month, the investment results for each subaccount are:

		Portfolio A	Portfolio B
(d)	Actual Net Investment Results	.4074%	.1652%
(e)	Assumed Investment Results	.2871%	.2871%
(f)	Relative Performance Factor	1.00120	.99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge (0.80% on an annual basis) and the charge for investment advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. The formula for calculating the Relative Performance Factor is (1+ (d)) divided by (1 + (e)).

Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.

The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).

		Portfolio A	Portfolio B
(b)	Annuity Unit Value (prior)	1.23456	1.32465
(f)	Relative Performance Factor	1.00120	.99878
(g)	Annuity Unit Value (current)	1.23604	1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.

		Portfolio A	Portfolio B
(c)	Monthly Income in Units	113.603	105.877
(g)	Annuity Unit Value (current)	1.23604	1.32303
(h)	Monthly Income (in dollars)	$ 140.42	$ 140.08

Note that the Annuity Unit Value and the Monthly Income for the Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income payment would be the sum for each Subaccount, or $280.50.

To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:

		Portfolio A	Portfolio B
(i)	Actual Net Investment Results	15.50%	-13.00%
(e)	Assumed Investment Results	.2871%	.2871%
(j)	Relative Performance Factor	1.15169	.86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):

		Portfolio A	Portfolio B
(g)	Annuity Unit Value (prior)	1.23604	1.32303
(j)	Relative Performance Factor	1.15169	.86751
(k)	Annuity Unit Value (current)	1.42353	1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:

		Portfolio A	Portfolio B
(c)	Income in Units	113.603	105.877
(k)	Annuity Unit Value (current)	1.42353	1.14774
(h)	Monthly Income (in dollars)	$ 161.72	$ 121.52

Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the Portfolio B portion. The third monthly annuity income payment would be the sum for each subaccount, or $283.24.

An illustration of annuity income payments under various rates appears in the tables on pages 7 and 8. The monthly equivalents of the annual net returns of -1.74%, 3.50%, 4.15%, 6.12%, 8.08% and 10.05% shown in the tables are -0.15%, 0.29%, 0.34%, 0.50%, 0.65% and 0.80%.

HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of 0%, 5.34%, 6%, 8%, 10% and 12%. The values would be different from those shown if the returns averaged 0%, 5.34%, 6%, 8%, 10% or 12% but fluctuated over and under those averages throughout the years.

The tables reflect the fact that the Total Return of the Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0.95% of the average daily net assets of the selected portfolios. This 0.95% figure consists of assumed management fees of 0.71% and assumed operating expenses of 0.24%, figures based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 0.95%, will vary from year to year, and will depend on how you allocate your investment base. See the current prospectuses for the Funds for more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income payments is generally described in the section of your current prospectus entitled "Tax Considerations."

The tables show both the gross rate and the net rate. The difference between gross and net rates represent the 0.80% risk and administrative charges and the assumed 0.95% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.75%.

Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that the Subaccounts' Total Return will be 3.5% per year. Thus, actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)

ANNUITANT:	John Doe
GROSS AMOUNT OF CONTRACT VALUE APPLIED:	$50,000
DATE OF BIRTH:	2/1/1936	STATE PREMIUM TAX:	0%
SEX:	Male	DATE OF ILLUSTRATION:	2/1/2001
ANNUITY OPTION SELECTED:	Lifetime Income with annuity income payments guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:	Monthly payments with first payment the first of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $360.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, NO MINIMUM DOLLAR AMOUNT IS GUARANTEED

AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN
ASSUMING A CONSTANT ANNUAL INVESTMENT RETURN OF:

			Gross:	0%	5.34%	6%	8%	10%	12%
PAYMENT YEAR	CALENDAR YEAR	AGE	Net(2):	-1.74%	3.50%	4.15%	6.12%	8.08%	10.05%
1	2001	65		281	281	281	281	281	281
2	2002	66		266	281	282	288	293	298
3	2003	67		253	281	284	295	306	317
4	2004	68		240	281	286	302	319	337
5	2005	69		228	281	288	310	334	359
10	2010	74		176	281	297	351	414	487
15	2015	79		136	281	306	398	514	662
20	2020	84		105	281	316	451	639	900

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)

ANNUITANT:	John Doe
GROSS AMOUNT OF CONTRACT VALUE APPLIED:	$50,000
DATE OF BIRTH:	2/1/1936	STATE PREMIUM TAX:	0%
SEX:	Male	DATE OF ILLUSTRATION:	2/1/2001
ANNUITY OPTION SELECTED:	Lifetime Income with annuity income payments guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:	Monthly payments with first payment the first of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $360.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN $180.00. THE MONTHLY GUARANTEED PAYMENT OF $180.00 IS BEING PROVIDED BY THE $25,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN
ASSUMING A CONSTANT ANNUAL INVESTMENT RETURN OF:

			Gross:	0%	5.34%	6%	8%	10%	12%
PAYMENT YEAR	CALENDAR YEAR	AGE	Net(2):	-1.74%	3.50%	4.15%	6.12%	8.08%	10.05%
1	2001	65		320	320	320	320	320	320
2	2002	66		313	320	321	324	326	329
3	2003	67		306	320	322	327	333	339
4	2004	68		300	320	323	331	340	349
5	2005	69		294	320	324	335	347	359
10	2010	74		268	320	328	356	387	424
15	2015	79		248	320	333	379	437	511
20	2020	84		232	320	338	406	499	630

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

GENERAL INFORMATION

We may advertise quotes of Contract Owners discussing Fidelity Retirement Reserves or services provided by Fidelity Investments Life. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assume a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurers or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include: Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

  compare the differences between tax deferred and taxable investments;
  discuss factors to consider when purchasing the contract;
  discuss the effects of probate when transferring the contract to heirs;
  discuss traditional sources of retirement income and products which may be used to supplement that income;
  discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
  illustrate and compare the effects additional payments have on a contract;
  discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
  discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and
  assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as the U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the Contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages and other indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The following tables below provide performance results for each Subaccount through December 31, 2000. The performance information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance.

Total Return

Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, assuming that the Contract was surrendered December 31, 2000. For any Portfolio in existence ten years or more, figures are shown for a ten year period. Life returns are also shown from the date that each Portfolio began in the separate account. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the risk and administrative charge of 0.80% (1% on an annual basis prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you do not surrender the Contract and the maintenance charge applied and the second column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.

Table 1: Average Annual Total Return for Period Ending on December 31, 2000.

(a) One Year Average Annual Total Return For Contracts Issued on December 31, 1999:

Fidelity	Return If Contract Continued or Surrendered and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Asset Manager	(4.71)%	(4.70)%
Money Market	5.44%	5.45%
Investment Grade Bond	10.32%	10.33%
Equity-Income	7.54%	7.55%
Growth	(11.70)%	(11.69)%
High Income	(23.10)%	(23.09)%
Overseas	(19.76)%	(19.75)%
Index 500	(10.04)%	(10.03)%
Asset Manager: Growth	(13.18)%	(13.17)%
Contrafund	(7.38)%	(7.37)%
Growth Opportunities	(17.74)%	(17.73)%
Balanced	(5.07)%	(5.06)%
Growth & Income	(4.40)%	(4.39)%
Mid Cap	32.63%	32.64%
Strong
Opportunity Fund II	5.74%	5.75%
Mid Cap Growth Fund II	(15.53)%	(15.52)%
Credit Suisse Warburg Pincus
International Equity	(26.50)%	(26.49)%
Small Company Growth	(18.78)%	(18.77)%
Global Post-Venture Capital[1]	(19.60)%	(19.59)%
PBHG
Growth II	(17.35)%	(17.34)%
Select Value[2]	16.93%	16.94%
Select 20	(24.49)%	(24.48)%
Small Cap Value	35.04%	35.05%
Technology & Communications	(42.60)%	(42.59)%
Morgan Stanley
Emerging Markets Equity	(39.71)%	(39.70)%
Emerging Markets Debt	10.49%	10.50%
Global Equity	10.56%	10.57%
International Magnum	(13.16)%	(13.15)%

(b) Average Annual Total Return If Contract Issued at Commencement of Portfolio (which in most cases it was not):

Subaccount	Portfolio's Start Date	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Money Market	4/1/82	5.58%	5.66%
High Income	9/19/85	7.22%	7.28%
Equity-Income	10/9/86	12.26%	12.31%
Growth	10/9/86	15.22%	15.27%
Asset Manager	9/6/89	10.13%	10.16%
Investment Grade Bond	12/5/88	6.71%	6.75%
Overseas	1/28/87	7.33%	7.39%
Index 500	8/27/92	15.86%	15.88%
Asset Manager: Growth	1/3/95	12.95%	12.97%
Contrafund	1/3/95	20.14%	20.16%
Growth Opportunities	1/3/95	12.98%	13.00%
Balanced	1/3/95	9.32%	9.34%
Growth & Income	12/31/96	14.10%	14.45%
Mid Cap	12/28/98	42.04%	42.05%
Strong
Mid Cap Growth Fund II	12/31/96	27.12%	27.13%
Opportunity Fund II	5/8/92	18.13%	18.15%
Credit Suisse Warburg Pincus
International Equity	6/30/95	5.09%	5.11%
Global Post-Venture Capital[1]	9/30/96	10.10%	10.11%
Small Company Growth	6/30/95	14.52%	14.54%
PBHG
Select 20	9/25/97	31.17%	31.18%
Growth II	5/1/97	18.48%	18.50%
Select Value[2]	10/28/97	20.32%	20.33%
Small Cap Value	10/28/97	20.07%	20.09%
Technology & Communications	5/1/97	29.53%	29.55%
Morgan Stanley
Emerging Markets Debt	6/16/97	.17%	.18%
Emerging Markets Equity	10/1/96	(3.53)%	(3.51)%
Global Equity	1/2/97	12.43%	12.45%
International Magnum	1/2/97	5.80%	5.81%

Average Annual Total Return From Date When Portfolio Began in Separate Account.

Subaccount	Date Portfolio Began In Separate Account	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Index 500	9/1/92	15.80%	15.82%
Asset Manager:Growth	1/9/95	13.01%	13.02%
Contrafund	1/9/95	20.26%	20.28%
Growth Opportunities	1/3/95	12.98%	13.00%
Balanced	1/3/95	9.32%	9.34%
Growth & Income	12/31/96	14.43%	14.45%
Mid Cap	4/30/00	18.78%	18.79%
Money Market	1/29/88	4.75%	4.79%
High Income	2/29/88	6.39%	6.43%
Equity-Income	2/10/88	13.16%	13.20%
Growth	2/10/88	16.40%	16.45%
Overseas	2/10/88	8.81%	8.86%
Investment Grade Bond	12/30/88	6.72%	6.75%
Asset Manager	10/4/89	10.14%	10.17%
Strong
Mid Cap Growth Fund II	11/24/97	26.69%	26.71%
Opportunity Fund II	11/24/97	16.77%	16.78%
Credit Suisse Warburg Pincus
International Equity	11/24/97	4.78%	4.79%
Global Post-Venture Capital[1]	11/24/97	11.79%	11.80%
Small Company Growth	11/24/97	9.84%	9.85%
PBHG
Select 20	11/24/97	34.81%	34.83%
Growth II	11/24/97	20.24%	20.25%
Select Value[2]	11/24/97	20.33%	20.34%
Small Cap Value	11/24/97	20.50%	20.51%
Technology & Communications	11/24/97	33.78%	33.80%
Morgan Stanley
Emerging Markets Debt	11/24/97	1.74%	1.76%
Emerging Markets Equity	11/24/97	(3.87)%	(3.86)%
Global Equity	11/24/97	9.29%	9.31%
International Magnum	11/24/97	4.57%	4.59%

(c) Five Year Average Annual Total Return If Contract Issued on December 31, 1995:

	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Asset Manager	10.18%	10.20%
Money Market	4.62%	4.64%
Investment Grade Bond	5.21%	5.23%
Equity-Income	12.50%	12.51%
Growth	18.25%	18.26%
High Income	.58%	.60%
Overseas	9.46%	9.47%
Index 500	16.93%	16.95%
Contrafund	16.78%	16.80%
Asset Manager: Growth	11.22%	11.23%
Growth Opportunities	9.64%	9.65%
Balanced	8.63%	8.65%

(d) Ten Year Average Annual Total For Contracts Issued on December 31, 1990:

	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Money Market	4.10%	4.13%
Investment Grade Bond	6.66%	6.69%
High Income	8.82%	8.84%
Equity-Income	16.23%	16.25%
Growth	18.89%	18.92%
Overseas	8.23%	8.26%
Asset Manager	10.89%	10.91%

(The Separate Account inception date is 7/22/87.)

In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Subaccounts from the date the Portfolios began operations, from the date each Portfolio began in the Separate Account, and assuming that the Contract was surrendered December 31, 2000. For any Portfolio in existence five years or more, five year figures are also shown. For any Portfolio in existence ten years or more, figures are shown for a ten year period. One year cumulative total returns are the same as the average annual total returns for the same period. The returns reflect the risk and administrative charge 0.80% on an annual basis (1% prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no maintenance charge on these larger Contracts. The columns show the cumulative total return if maintenance charge is applied to the Contract or if no maintenance charge is applied to the Contract.

Table 2: Cumulative Total Return For Periods Beginning at Commencement of Portfolios and Ending on December 31, 2000:

Subaccount	Portfolio's Start Date	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Money Market	4/1/82	177.03%	180.98%
Asset Manager	9/6/89	198.12%	199.10%
Investment Grade Bond	12/5/88	119.17%	120.07%
High Income	9/19/85	190.31%	192.90%
Overseas	1/28/87	167.91%	169.82%
Index 500	8/27/92	241.59%	242.14%
Growth Opportunities	1/3/95	107.81%	108.01%
Balanced	1/3/95	70.59%	70.76%
Equity-Income	10/9/86	418.41%	422.17%
Growth	10/9/86	650.70%	656.03%
Contrafund	1/3/95	200.26%	200.52%
Asset Manager: Growth	1/3/95	107.42%	107.62%
Growth & Income	12/31/96	71.42%	71.50%
Mid Cap	12/28/98	102.15%	102.18%
Morgan Stanley
Emerging Markets Debt	6/16/97	.59%	.65%
Emerging Markets Equity	10/1/96	(14.16)%	(14.09)%
Global Equity	1/2/97	59.64%	59.72%
International Magnum	1/2/97	25.23%	25.30%
PBHG
Growth II	5/1/97	86.21%	86.30%
Select Value[2]	10/28/97	79.84%	79.90%
Small Cap Value	10/28/97	78.66%	78.73%
Technology & Communications	5/1/97	158.19%	158.31%
Select 20	9/25/97	142.37%	142.45%
Strong
Mid Cap Growth Fund II	12/31/96	160.95%	161.06%
Opportunity Fund II	5/8/92	322.50%	323.21%
Credit Suisse Warburg Pincus
International Equity	6/30/95	31.43%	31.55%
Global Post-Venture Capital[1]	9/30/96	50.50%	50.59%
Small Company Growth	6/30/95	110.94%	111.13%

Cumulative Total Return From Date When Portfolio Began in Separate Account.

Subaccount	Date Portfolio Began in Separate Account	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Money Market	1/29/88	82.18%	83.18%
Asset Manager	10/4/89	196.30%	197.26%
Investment Grade Bond	12/30/88	118.21%	119.09%
High Income	2/29/88	121.51%	122.70%
Overseas	2/10/88	197.14%	198.70%
Index 500	9/1/92	239.39%	239.93%
Growth Opportunities	1/3/95	107.81%	108.01%
Balanced	1/3/95	70.59%	70.76%
Equity-Income	2/10/88	392.31%	394.85%
Growth	2/10/88	608.86%	612.43%
Contrafund	1/9/95	201.16%	201.43%
Asset Manager: Growth	1/9/95	107.63%	107.83%
Growth & Income	12/31/96	71.42%	71.50%
Mid Cap	4/30/00	12.09%	12.10%
Morgan Stanley
Emerging Markets Debt	11/24/97	5.50%	5.55%
Emerging Markets Equity	11/24/97	(11.53)%	(11.48)%
Global Equity	11/24/97	31.70%	31.75%
International Magnum	11/24/97	14.86%	14.91%
PBHG
Growth II	11/24/97	77.01%	77.08%
Select Value[2]	11/24/97	77.43%	77.49%
Small Cap Value	11/24/97	78.20%	78.27%
Technology & Communications	11/24/97	146.39%	146.49%
Select 20	11/24/97	152.35%	152.43%
Strong
Mid Cap Growth Fund II	11/24/97	108.15%	108.22%
Opportunity Fund II	11/24/97	61.67%	61.73%
Credit Suisse Warburg Pincus
International Equity	11/24/97	15.56%	15.60%
Global Post-Venture Capital[1]	11/24/97	41.23%	41.29%
Small Company Growth	11/24/97	33.74%	33.80%

(c) Cumulative Total Return For Five Year Period From 12/31/95 Through 12/31/00:

Subaccount	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Asset Manager	62.37%	62.49%
Money Market	25.36%	25.45%
Investment Grade Bond	28.91%	29.01%
Equity-Income	80.18%	80.31%
Growth	131.18%	131.34%
High Income	2.93%	3.01%
Overseas	57.12%	57.24%
Index 500	118.63%	118.78%
Contrafund	117.21%	117.35%
Asset Manager Growth	70.15%	70.27%
Growth Opportunities	58.43%	58.54%
Balanced	51.27%	51.38%

(d) Cumulative Total Return For Ten Year Period From 12/31/90 Through 12/31/00:

	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Money Market	49.47%	49.84%
High Income	132.81%	133.35%
Equity-Income	349.85%	350.84%
Growth	464.21%	465.43%
Overseas	120.59%	121.13%
Investment Grade Bond	90.55%	91.01%
Asset Manager	181.08%	181.73%

1 Previously called Warburg Pincus Post-Venture Capital.

2 Previously called PBHG Large Cap Value.

(The Separate Account inception date is 7/22/87.)

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.

Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7 day period ending on 12/31/00, the Money Market Subaccount had a current yield of 5.62% and an effective yield of 5.77%. For Contracts on which there is currently no maintenance charge, the current yield would be 5.63% and the effective yield would be 5.78%.

A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a= net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period. The 30 day yield for the period ending on 12/31/00 was 5.54% for the Investment Grade Bond Subaccount, 11.61% for the High Income Subaccount and 10.59% for the Emerging Markets Subaccount. For Contracts on which there is no maintenance charge, the 30 day yield would be 5.55% for the Investment Grade Bond Subaccount, 11.62% for the High Income Subaccount and 10.60% for the Emerging Markets Debt Subaccount.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries or second Owners' entire interest is payable over the Beneficiary's or second Owners lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company. Morgan, Lewis & Bockius LLP of Washington, D.C. has passed on matters relating to Federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The consolidated balance sheets of Fidelity Investments Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income and comprehensive income, of stockholder's equity, and of cash flows for each of the three years in the period ended December 31, 2000, and the statement of assets and liabilities of the Fidelity Investments Variable Annuity Account I as of December 31, 2000, and the related statements of operations and of changes in net assets for each of the periods indicated included in this registration statement have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of Fidelity Investments Life included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Prospectus

Fidelity Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us", the "Company", or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options

You may direct your money to one or more of thirty-five Subaccounts of Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may also direct part or all of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

The variable Subaccounts invest in the mutual fund portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages each of the Fidelity Funds.

The variable Subaccounts also invest in the portfolios of other mutual funds managed by Morgan Stanley Asset Management ("Morgan Stanley"), Pilgrim Baxter & Associates, Ltd. or Pilgrim Baxter Value Investors, Inc. ("PBHG"), Strong Capital Management, Inc. ("Strong"), and Credit Suisse Asset Management, LLC for the Warburg Pincus Trust Portfolios ("Credit Suisse Warburg Pincus") ("Other Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds."

We may add additional Subaccounts and portfolios in the future. We credit interest on amounts allocated to the Fixed Account at specified interest rates that vary from time to time.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2001. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 43.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2001

NRR7

Prospectus Contents

Glossary	iii
Summary of the Contract	1
Facts About FILI, the Variable Account and the Funds
Fidelity Investments Life	7
The Variable Account	7
The Funds	7
Facts about the Contract
Purchase of a Contract	20
Free Look Privilege	20
Investment Allocation of Your Purchase Payments	21
Trading Among Variable Subaccounts	21
Accumulation Units	22
Withdrawals	23
Signature Guarantee	23
Charges	23
Certain Portfolios Impose A Short-Term Redemption Fee	24
Death Benefit	25
Required Distributions Upon Death	25
Annuity Date	26
Selection of Annuity Income Options	26
Fixed, Variable, or Combination Annuity Income Options	26
Types of Annuity Income Options	27
Reports to Owners	27
The Fixed Account
The Fixed Account	28
More About the Contract
Tax Considerations	28
Other Contract Provisions	30
Selling the Contracts	31
Automatic Deduction Plan	31
Special Provisions Applicable to Sales Under Sponsored Arrangements	31
Dollar Cost Averaging	32
Automatic Rebalancing	32
Postponement of Payment	32
More About the Variable Account and the Funds
Changes in Investment Options	33
Total Return for a Subaccount	33
Voting Rights	33
Resolving Material Conflicts	33
Performance	34
Litigation	34
Appendix A: Accumulation Unit Values	35
Table of Contents of the Statement of Additional Information	43

NRR7

Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an individual retirement account and an individual retirement annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an individual retirement annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the investment options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

NRR7

THIS PAGE INTENTIONALLY LEFT BLANK

NRR7

Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account." We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis;

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from other qualified plans, tax sheltered annuities, or IRAs; or

(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. You may also make additions to a Non-qualified Contract before annuity payments begin (the "Annuity Date"). Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

Your may direct your money to the Subaccounts of the Variable Account and/or to the Fixed Account. Money allocated to the Variable Account will be invested in the Money Market Subaccount until the end of the "free look" period, which is generally 15 calendar days after we mail the Contract to you. See Investment Allocation of Your Purchase Payments on page 21.

There are currently thirty-five variable Subaccounts available as investment options.

  Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.
  Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.
  Four Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio.
  Seven Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV currently offers Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio.

NRR7

  The remaining Subaccounts invest in shares of one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong, or Credit Suisse Warburg Pincus.

Fidelity Investments Life credits interest on amounts allocated to the Fixed Account at interest rates that vary from time to time.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 28.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 27. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 26.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page 25. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 25.

Charges

We assess the following charges.

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

  Before the Annuity Date, we deduct this charge from your Contract Value.
  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.
  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

Additional Mortality Risk Charge. We offer the Owner the opportunity to elect a Death Benefit Rider at the time of purchase. If the Owner elects the Rider, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will be 0.05% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes. See Charges on page 23.

NRR7

(5) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

For further information see Charges on page 23.

Free Look Privilege

You may return your Contract for a refund within 10 calendar days after you receive the Contract. We will refund your purchase payment or, if greater, your Contract Value plus any amount deducted from your payment prior to allocation to the Variable Subaccounts or the Fixed Account. When you are replacing an existing insurance product with the Contract, the free look period will be extended to at least 20 calendar days. This provision may vary by state. See Free Look Privilege on page 20.

Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

Following are the various investment options available to you under the Contract.

FIDELITY RETIREMENT RESERVES

Guaranteed Account	Company	Variable Account
Guaranteed Interest	Fidelity	Asset Manager Portfolio
		Money Market Portfolio
		Investment Grade Bond Portfolio
		Equity-Income Portfolio
		Growth Portfolio
		High Income Portfolio
		Overseas Portfolio
		Index 500 Portfolio
		Asset Manager: Growth Portfolio
		Contrafund Portfolio
		Growth Opportunities Portfolio
		Balanced Portfolio
		Growth & Income Portfolio
		Mid Cap Portfolio
		Consumer Industries Portfolio
		Cyclical Industries Portfolio
		Financial Services Portfolio
		Health Care Portfolio
		Natural Resources Portfolio
		Technology
		Telecommunications & Utilities Growth Portfolio
	Morgan Stanley	Emerging Markets Debt Portfolio Emerging Markets Equity Portfolio
		Global Equity Portfolio
		International Magnum Portfolio
	PBHG	Select 20 Portfolio
		Growth II Portfolio
		Select Value Portfolio
		Small Cap Value Portfolio
		Technology & Communications Portfolio
	Strong	Mid Cap Growth Fund II Portfolio
		Opportunity Fund II Portfolio
	Credit Suisse Warburg Pincus	International Equity Portfolio
		Global Post-Venture Capital Portfolio
		Small Company Growth Portfolio

NRR7

FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or federal income tax expenses that are determined solely from the amount of premiums received. We generally deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any federal income tax expense. See Charges on page 23 of the prospectus for additional information.

CONTRACT OWNER EXPENSES  (as a percentage of purchase payments)
Sales Charge Imposed on Purchases	0.00%
Maximum Contingent Deferred Sales Charge	0.00%
Surrender Charge	0.00%
Exchange Fee	0.00%
Annual Maintenance ChargeA	$ 30.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Account Fees and Expenses:
 Administrative Charge	0.05%
Total Separate Account Annual Expenses	0.80%

A The annual maintenance charge is a single $30 charge each year. We deduct this charge proportionally from the investment options in use at the time of the charge. We currently waive the annual maintenance charge for Contracts with at least $25,000 of accumulated purchase payments less any withdrawals. We may reduce or waive this charge for Contracts issued under certain sponsored arrangements. In the examples, the annual maintenance charge is approximated as a 0.01% annual asset charge based on the experience of the Contracts.

PORTFOLIO ANNUAL EXPENSES

(as a percentage of Portfolio average net assets)

	Management Fees	Other Expenses	Total Annual Expenses (before reimbursement)
FidelityA
Asset Manager	0.53%	0.08%	0.61%
Money Market	0.27%	0.08%	0.35%
Investment Grade Bond	0.43%	0.11%	0.54%
High Income	0.58%	0.10%	0.68%
Equity-Income	0.48%	0.08%	0.56%
Index 500	0.24%	0.09%	0.33%B
Growth	0.57%	0.08%	0.65%
Overseas	0.72%	0.17%	0.89%
Asset Manager: Growth	0.58%	0.11%	0.69%
Contrafund	0.57%	0.09%	0.66%
Growth Opportunities	0.58%	0.10%	0.68%
Balanced	0.43%	0.15%	0.58%
Growth & Income	0.48%	0.10%	0.58%
Mid Cap	0.57%	0.17%	0.74%
Consumer Industries Portfolio*	0.58%	2.39%	2.97%
Cyclical Industries Portfolio*	0.58%	1.35%	1.93%
Financial Services Portfolio*	0.58%	0.32%	0.90%
Health Care Portfolio*	0.58%	0.24%	0.82%
Natural Resource Portfolio*	0.58%	0.66%	1.24%
Technology Portfolio*	0.58%	0.20%	0.78%
Telecommunications & Utilities Growth Portfolio*	0.58%	0.31%	0.89%
Morgan Stanley Asset Management
Emerging Markets Debt	0.80%	0.81%	1.61%C
Emerging Markets Equity	1.25%	0.71%	1.96%C
Global Equity	0.80%	0.63%	1.43%C
International Magnum	0.80%	0.68%	1.48%C
PBHG
Select 20	0.85%	0.17%	1.02%D
Growth II	0.85%	0.20%	1.05%D
Select Value	0.65%	0.32%	0.97%D
Small Cap Value	0.99%	0.22%	1.21%D
Technology & Communications	0.85%	0.19%	1.04%D
Strong
Mid Cap Growth Fund II	1.00%	0.16%	1.16%E
Opportunity Fund II	1.00%	0.18%	1.18%E
Credit Suisse Warburg Pincus
International Equity	1.00%	0.31%	1.31%F
Global Post-Venture Capital	1.25%	0.28%	1.53%F
Small Company Growth	0.90%	0.23%	1.13%F

* These Portfolios impose a 1.00% short-term redemption fee on interests held in the corresponding Subaccount for less than 60 days. For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 24.

A A portion of the brokerage commissions that certain Fidelity Funds pay was used to reduce Fund expenses. In addition, certain Fidelity Funds, or FMR on behalf of certain Funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of Fund expenses. With these reductions, the total operating expenses presented in the table would have been 0.55% for Equity-Income Portfolio, 0.64% for Growth Portfolio, 0.87% for Overseas Portfolio, 0.71% for Asset Manager Portfolio, 0.63% for Contrafund Portfolio, 0.68% for Asset Manager: Growth Portfolio, 0.66% for Growth Opportunities Portfolio, 0.56% for Balanced Portfolio, 0.57% for Growth and Income Portfolio, and 0.69% for Mid Cap Portfolio.

B FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. With this reimbursement, the Fund's management fee, other expenses, and total expenses would have been 0.24%, 0.04% and 0.28%, respectively.

C Morgan Stanley Asset Management, with respect to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse certain expenses of the Portfolio. Morgan Stanley Asset Management may terminate this voluntary waiver and reimbursement at any time at its sole discretion. With waivers and reimbursements, "Management Fee," "Other Expenses" and Total Annual Expense," respectively, would be as follows: Emerging Markets Debt Portfolio (.59%, .81%, 1.40%); Emerging Markets Equity Portfolio (1.09%, .71%, 1.80%); Global Equity Portfolio (.52%, .63%, 1.15%); International Magnum Portfolio (.50%, .68%, 1.18%).

D Pilgrim Baxter & Associates, Ltd. (the "Adviser") has voluntarily agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.00% of the average daily net assets of the Select Value Portfolio, through December 31, 2000. In addition, in connection with Old Mutual plc's acquisition of the Adviser's parent company, Old Mutual and the Adviser have agreed to maintain these limits until December 31, 2002. Total Annual Expenses include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 2001. With such fee waivers/expense reimbursements the Advisory Fees and estimated Total Operating Expenses for the Small Cap Value Portfolio would be 1.00% and 1.20%. In any fiscal year in which a Portfolio's assets are greater than $75 million and its total annual expenses are less than the foregoing limit, the Portfolio's Board may elect to reimburse the Adviser for any fees it waived or assumed during the previous two fiscal years provided that such reimbursement can be achieved within that limit.

E Strong Capital Management, Inc., the Investment Adviser, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. Management Fees, Other Expenses, and Total Annual Expenses for Opportunity II and Mid Cap Growth Fund II are calculated on an annualized basis from the beginning of the fiscal year through the current quarter end. The Adviser for Mid Cap Growth Fund II is absorbing expenses of 0.01%. With these absorptions the expense ratio would have been 1.15%. The Adviser for Opportunity Fund II is absorbing expenses of 0.07%. With these absorptions, the expense ratio would have been 1.11%.

NRR7

F Management Fees, Other Expenses and Total Annual Expenses for the International Equity, Global Post-Venture Capital and Small Company Growth Portfolios are based on actual expenses for the fiscal year ended December 31, 2000, net any fee waivers or expense reimbursements. With such waivers or reimbursements, Management Fees would have equaled 1.00%, 1.14%, and 0.90%; Other Expenses would have equaled 0.29%, 0.26% and 0.21%; and Total Annual Expenses would have equaled 1.29%, 1.40% and 1.11% for the International Equity, Global Post-Venture Capital, and Small Company Growth Portfolios, respectively. Fee waivers and expense reimbursements or credits may be discontinued at any time.

EXAMPLES

If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses

FIDELITY RETIREMENT RESERVES Expenses paid on a $1,000 investment, assuming a 5% annual return
	One Year	Three Years	Five Years	Ten Years
Fidelity
Asset Manager	$ 14	$ 45	$ 78	$ 170
Money Market	$ 12	$ 37	$ 64	$ 141
Investment Grade Bond	$ 14	$ 43	$ 74	$ 162
High Income	$ 15	$ 47	$ 81	$ 178
Equity-Income	$ 14	$ 43	$ 75	$ 165
Growth	$ 15	$ 46	$ 80	$ 175
Overseas	$ 17	$ 54	$ 92	$ 201
Index 500	$ 12	$ 36	$ 63	$ 139
Asset Manager: Growth	$ 15	$ 47	$ 82	$ 179
Contrafund	$ 15	$ 46	$ 80	$ 176
Growth Opportunities	$ 15	$ 47	$ 81	$ 178
Balanced	$ 14	$ 44	$ 76	$ 167
Growth & Income	$ 14	$ 44	$ 76	$ 167
Mid Cap	$ 16	$ 49	$ 84	$ 185
Morgan Stanley
Emerging Market Debt	$ 25	$ 75	$ 129	$ 276
Emerging Market Equity	$ 28	$ 86	$ 146	$ 310
Global Equity	$ 23	$ 70	$ 120	$ 257
International Magnum	$ 23	$ 72	$ 123	$ 263
PBHG
Growth II	$ 19	$ 58	$ 101	$ 218
Select Value	$ 18	$ 56	$ 96	$ 209
Select 20	$ 19	$ 58	$ 99	$ 215
Small Cap Value	$ 21	$ 63	$ 109	$ 235
Technology & Comm.	$ 19	$ 58	$ 100	$ 217
Strong
Mid Cap Growth II	$ 20	$ 62	$ 106	$ 230
Opportunity II	$ 20	$ 62	$ 107	$ 232
Credit Suisse Warburg Pincus
International Equity	$ 22	$ 66	$ 114	$ 245
Global Post-Venture Capital	$ 24	$ 73	$ 125	$ 268
Small Company Growth	$ 20	$ 61	$ 105	$ 226
  The above figures illustrate the combined effect of all current charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
  The Other Funds' annual expenses and these examples are based on data provided by the Other Funds. The Company has no reason to doubt the accuracy or completeness of that data, but the Company has not verified the Other Funds' figures. In preparing the Other Funds' expense table and examples above, the Company has relied on the figures provided by the Other Funds.

NRR7

Facts about Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and another form of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are currently thirty-five Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund II. Four Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. Seven Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund IV. The other 14 available investment options are offered by four different mutual fund investment advisers.

THE FUNDS

Fidelity:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are open-end, diversified management investment companies organized by FMR and each is the type of investment company commonly known as a series mutual fund. Variable Insurance Products Fund IV is also a series mutual fund, but six of its seven portfolios are non-diversified; only its Financial Services Portfolio is diversified.

The investment objectives of the Fidelity Funds are described below. There is, of course, no assurance that any portfolio will meet its investment objective.

Variable Insurance Products Fund

VIP Money Market Portfolio

Investment Objective. Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies:

  Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.

NRR7

  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Investor Profile. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

VIP High Income Portfolio

Investment Objective. High Income Portfolio seeks a high level of current income. Growth of capital may also be considered.

Principal Investment Strategies:

  Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.

VIP Equity-Income Portfolio

Investment Objective. Equity-Income Portfolio seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

Principal Investment Strategies:

  Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.

(circle7) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential.

VIP Growth Portfolio

Investment Objective. Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that this strategy often leads to more volatile investments than the market as a whole.

NRR7

VIP Overseas Portfolio

Investment Objective. Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies:

  Investing at least 65% of total assets in foreign securities.
  Investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile and Risk:

  Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
  It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests.

Variable Insurance Products Fund II

VIP II Asset Manager Portfolio

Investment Objective. Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

Investor Profile. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments, and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes.

VIP II Investment Grade Bond Portfolio

Investment Objective. Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies:

  Investing in U.S. dollar-denominated investment-grade bonds.
  Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

Investor Profile. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index.

NRR7

VIP II Index 500 Portfolio

Investment Objective. Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

Principal Investment Strategies:

Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

  Investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.
  Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P 500.

VIP II Asset Manager: Growth Portfolio

Investment Objective. Asset Manager: Growth Portfolio seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

Investor Profile. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary.

VIP II Contrafund Portfolio

Investment Objective. Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns.

NRR7

Variable Insurance Products Fund III

VIP III Growth & Income Portfolio

Investment Objective. Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies:

  Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.

VIP III Growth Opportunities Portfolio

Investment Objective. Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases and adverse issuer, political, regulatory, market, or economic developments.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market, or economic developments.
  Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style.

VIP III Balanced Portfolio

Investment Objective. Balanced Portfolio seeks both income and growth of capital.

Principal Investment Strategies:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory, or economic developments.

Investor Profile. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers.

NRR7

VIP III Mid Cap Portfolio

Investment Objective. Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P Mid Cap 400).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Investor profile. The fund may be appropriate for investors seeking long-term growth of capital through equity securities, including growth or value stocks, or a combination of both.

Variable Insurance Products Fund IV

VIP IV Consumer Industries Portfolio

Investment Objective: Consumer Industries Portfolio seeks capital appreciation.

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

VIP IV Cyclical Industries Portfolio

Investment Objective: Cyclical Industries Portfolio seeks capital appreciation.

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

VIP IV Financial Services Portfolio

Investment Objective: Financial Services Portfolio seeks capital appreciation.

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries.

NRR7

VIP IV Health Care Portfolio

Investment Objective: Health Care Portfolio seeks capital appreciation.

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

VIP IV Natural Resources Portfolio

Investment Objective: Natural Resources Portfolio seeks capital appreciation.

  Investing primarily in common stocks and certain precious metals.
  Investing primarily in companies that own or develop natural resources, or supply goods and services to such companies.
  Investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

VIP IV Technology Portfolio

Investment Objective: Technology Portfolio seeks capital appreciation.

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

VIP IV Telecommunications & Utilities Growth Portfolio

Investment Objective: Telecommunications & Utilities Growth Portfolio seeks capital appreciation.

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

NRR7

Morgan Stanley Asset Management

Emerging Markets Debt Portfolio

Objective and Strategy

  The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
  Approach. Morgan Stanley Asset Management seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, Morgan Stanley Asset Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.
  Process. Morgan Stanley Asset Management's global allocation team analyzes the global economic environment and its impact on emerging markets. Morgan Stanley Asset Management focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting securities, Morgan Stanley Asset Management first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. Morgan Stanley Asset Management may, when or if available, use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

Emerging Markets Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented Equity Securities of issuers in emerging market countries.
  Approach. Morgan Stanley Asset Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria includes attractive growth characteristics, reasonable valuations and management withstrong shareholder value orientation.
  Process. Morgan Stanley Asset Management's global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor sentiment. Morgan Stanley Asset Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To manage risk, Morgan Stanley Asset Management emphasizes thorough macroeconomic and fundamental research.

Global Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers.
  Approach. Morgan Stanley Asset Management seeks to maintain a diversified portfolio of global equity securities based on individual stock selection. Morgan Stanley Asset Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.
  Process. Morgan Stanley Asset Management selects securities for investment from a universe of eligible issuers consisting of approximately 3,200 companies in the Morgan Stanley Capital International (MSCI) World Index. Morgan Stanley Asset Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. Morgan Stanley Asset Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. Morgan Stanley Asset Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

NRR7

International Magnum Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.
  Approach. Morgan Stanley Asset Management seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, Morgan Stanley Asset Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.
  Process. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Morgan Stanley Asset Management's Asset Allocation Committee, which is made up of several of the Morgan Stanley Asset Management's most senior investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's finances, products, and management, typically meeting with each company's management, before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

Select 20 Portfolio

Objective and Strategy

  The Select 20 Portfolio, seeks long-term growth of capital.
  Under normal market conditions, the Portfolio a non-diversified Fund will invest at least 65% of its total assets in growth securities (no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have strong business momentum, earnings growth and capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.
  The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks, and convertible securities.
  The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value (positive or negative) of a single holding may be magnified.

Growth II Portfolio

Objective and Strategy

  The Portfolio seeks capital appreciation.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of small and medium sized companies that, in the Adviser's opinion, have strong business momentum, earnings growth and capital appreciation potential. These companies will generally have market capitalizations or annual revenues between $500 million and $10 billion.
  The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks, and convertible securities.
  The Portfolio emphasizes small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

Select Value Portfolio (previously called Large Cap Value Portfolio)

Objective and Strategy

  The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of no more than 30 large capitalization companies that, in the opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.

NRR7

  The value securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks and convertible securities. The Portfolio holds a limited number of stocks and the impact of the change in value (positive or negative) of a single holding may be magnified.

Small Cap Value Portfolio

Objective and Strategy

  The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of companies whose market capitalizations are within the range of the Russell 2000 index, dividend income potential and earnings power.
  The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks and convertible securities.
  The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000.
  The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

Technology & Communications Portfolio

Objective and Strategy

  The Portfolio, seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.
  Under normal market conditions, the Portfolio a non-diversified Fund will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio is concentrated which means it will invest 25% of more of its total assets in groups of industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.
  The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.
  The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.
  The Portfolio is non-diversified, which means its performance is dependent on the securities of a smaller number of companies. As a result, the impact of a single holding may be magnified.
  Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations, and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Strong

Mid Cap Growth Fund II

Objective and Strategy

  Mid Cap Growth Fund II seeks capital growth through investments in mid-sized companies.
  The Fund generally will invest in mid-size companies with superior earnings, dividend, and revenue growth.
  The Adviser uses broad themes to target investing opportunities in sectors and industries. These themes often revolve around changes in technology, demographics, or the sociopolitical environment. Individual stocks of companies with visionary leadership and innovative new products, markets, or technologies that should outperform the market over time are selected for the fund.
  Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

NRR7

  While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.
  The Fund may invest up to 35% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.
  When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.
  The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

Opportunity Fund II

Objective and Strategy

  Opportunity Fund II seeks capital growth.
  The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies.
  The Adviser's research focuses on finding areas of the market where stocks are underfollowed and undervalued. These stocks tend to have low institutional ownership, low analyst coverage and are often in sectors of the market that are "quiet" or out-of-favor.
  The Adviser uses a proprietary method and intensive research to determine the private market value of a stock, the value a rational investor would pay for the entire company. The private market value tends to be less volatile than the stock price and is a useful tool in finding undervalued stocks.
  The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.
  Under normal market conditions, the Fund expects to be fully invested in equities.
  The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.
  When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.
  The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.
  The Fund's investments are therefore likely to consist, in part, of securities in small-and medium- sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general smaller-capitalization companies often involve greater risks than investments in established companies.

Credit Suisse Warburg Pincus

International Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing in equity securities of companies located or conducting a majority of their business outside the United States.
  The Portfolio intends to invest substantially all of its assets in common stocks and securities convertible into or exchangeable for common stocks and under normal market conditions, will invest 65% of assets in equity securities of issuers from at least three foreign countries.
  The Portfolio intends to diversify its investments across securities of issuers located in a number of foreign countries although at times it may invest a significant part of its assets in a single country.
  Although the Portfolio emphasized developed countries, it may also invest in emerging markets.
  In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

NRR7

Risks: The Portfolio's principal risk factors are market risk and foreign securities. Because the Portfolio invests internationally, it carries additional risks, including currency, information, and political risks.

Global Post-Venture Capital Portfolio (previously called Post-Venture Capital Portfolio)

Objective and Strategy

  The Portfolio seeks long-term growth of capital by investing in equity securities of U.S. and foreign companies considered to be in their post-venture capital stages of development.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have occurred within ten years prior to the Portfolio's purchase of the company's securities.
  The Portfolio will invest in at least three countries, including the U.S.
  Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

Risks: The Portfolio's principal risk factors are market risk, foreign securities, start-up and other small companies and special situation companies. Because the Portfolio invests internationally, it carries additional risks, including currency, information and political risks. Investing in start-up and other small companies may expose the portfolio to increased market liquidity and information risks. Post-venture capital companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the Portfolio's performance if the anticipated benefits of the special situation do not materialize. The Portfolio employs aggressive strategies and may not be appropriate for all investors.

Small Company Growth Portfolio

Objective and Strategy

  The Portfolio seeks capital growth by investing in equity securities of small U.S. growth companies.
  The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As of December 31, 2000, the Russell 2000 Index included companies with market capitalizations between $4 million and $6.1 billion. Companies that outgrowth the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's allocation to small company equities.
  In seeking to identify growth companies, companies with attractive capital-growth potential, the Portfolio managers often look for companies (1) still in the development stage, (2) older companies that appear to be entering a new stage of growth, or (3) companies providing products or services with a high unit-volume growth rate.
  The Portfolio may also invest in securities of emerging-growth companies, small- or medium-sized companies that have passed their start up phase, show positive earnings and offer the potential for decelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

Risk: The Portfolio's principal risk factors are market risk, start-up and other small companies, special-situation companies and non-diversified status. Investing in start-up and other small companies may expose the portfolio to increased market liquidity and information risks. Small companies and emerging growth companies are often involved in "special situations." Securities of special situation companies may decline in value and hurt the Portfolio's performance if the anticipated benefits of the special situation do not materialize. The Portfolio is non-diversified and may invest a greater proportion of its assets in the securities of a smaller number of issuers. Non-diversification might cause the Portfolio to be more volatile than a diversified portfolio.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page 33.

The Investment Advisers

Fidelity

The Investment Adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers Act of 1940. Fidelity Management & Research Company (FMR) is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of February 28, 2001, FMR managed over $770 billion in assets. The portfolios of the Fidelity Funds, as part of their operating expenses, pay an investment management fee to FMR. These fees are part of the Fidelity Funds' expenses. See the prospectuses for the Fidelity Funds for discussions of the Fidelity Funds' expenses. Fidelity Investments Money Management, Inc., a subsidiary of FMR, chooses certain investments for some of the Fidelity Funds.FMR Co., which serves as a sub-adviser for FMR Inc.,chooses certain investments for the Fidelity Funds. Foreign affiliates of FMR may help choose investments for some of the Fidelity Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation. BT currently serves as sub-adviser and custodian for the Index 500 Portfolio.

NRR7

Morgan Stanley Asset Management

On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management. The investment Adviser for The Universal Institutional Funds, Inc. is Morgan Stanley Asset Management, which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. Morgan Stanley Asset Management, a registered investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as to employee benefit plans, endowment funds, foundations and other institutional investors. Morgan Stanley Asset Management's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment adviser for PBHG Insurance Series Fund is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The sole shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"). Prior to September 26, 2000, UAM was a New York Stock Exchange listed holding company. UAM's principal offices are located at One International Place, Boston, Massachusetts 02110. On September 26, 2000, Old Mutual plc ("Old Mutual") acquired UAM through a tender offer and merger. As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter. Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkely Square, London, WIX 50H, United Kingdom. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, PA 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment adviser that was formed in 1940. As with the Adviser, the ultimate parent company of the Sub-Adviser is Old Mutual. The principal business address of the Sub-Adviser is 1400 Liberty Ridge Drive, Wayne, PA 19087.

Strong

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

Credit Suisse Warburg Pincus

The investment Adviser for the Credit Suisse Warburg Pincus Trust is Credit Suisse Asset Management, LLC. Credit Suisse Asset Management, LLC is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks. Credit Suisse Asset Management manages approximately $93 billion in the U.S. and $298 billion globally.

Important

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

NRR7

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a qualified plan, tax sheltered annuity, or IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 28
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 80 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page 31. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page 31.

You may make a telephone request to add an additional payment to the Contract from either your Fidelity Mutual Fund or Brokerage "Core" Account. Additional payment requests by telephone are currently limited to transfers coming from identical registrations.

You may make additional payments to a Qualified Contract of additional rollover contributions from a qualified plan, tax sheltered annuity, or IRA. See Tax Considerations on page 28. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 22.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page 28.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 10 calendar days (or longer where required by applicable state insurance law), after you receive it (the "free look period"). When you are replacing an existing insurance product with the Contract, we will extend the free look period to at least 20 calendar days (or longer where required by applicable state insurance law).

NRR7

The entire portion of any net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount for the period we estimate or calculate your free look right to be in existence, which is generally 15 calendar days after the Contract is mailed to you (25 days if you are replacing an existing insurance product). The Contract Value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose not to retain your Contract, return it to our Annuity Service Center within the free look period. Upon written instruction, we will cancel the Contract and refund promptly the greater of (1) your purchase payment without interest, or (2) your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Fixed Account. This provision does not apply to Contracts purchased by exchanging Fidelity Variable Annuity, as the exchange does not begin a new Contract date. This provision may vary by state where required by applicable state insurance law. If you are replacing an existing insurance product with the Contract and you choose not to retain your Contract, it is considered a surrender and any gain since you first purchased your original Contract is taxable.

For further information on the Free Look Privilege, please see Signature Guarantee on page 23.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

At the end of the Valuation Period in which your free look period expires (by our estimation or calculation), your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected investment options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Fixed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive exchange activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we reserve the right to limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of 12 per calendar year.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

NRR7

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Fixed Account Transfers

You may make transfers to and from the Fixed Account only with our consent. For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time. You may currently transfer amounts from the variable Subaccounts to the Fixed Account before the Annuity Date as often as you wish (with one exception described below) without charge.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the amount invested in the Fixed Account. When the maximum amount is less than $1000, we permit a transfer of up to $1000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer into the Fixed Account during the 12 months following a transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2002, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page 28.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 26.

ACCUMULATION UNITS

When you allocate your purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 33.

NRR7

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria: 1) withdrawals of $500 to $100,000 with no more than $100,000 dollars being withdrawn during a seven day period; 2) for Contracts that have had an address change in the last 15 days, the limit is $10,000; and 3) the check must be made payable to all registered Owners. You may request to have the money wired to your Fidelity Mutual Fund or Brokerage Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 28. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected investment options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page 32.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected investment options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Disbursement or free look requests must include a signature guarantee if any of the following situations apply:

1. Your Contract registration has changed within the last 30 days.

2. The requested amount is more than $100,000.

3. The check is being mailed to a different address than the one on your Contract (record address).

4. The check is made payable to someone other than the Owner(s).

5. The address of record on the Contract has changed in the past 15 days and the request is for $10,000 or more.

6. The Proceeds are being wired to or from a Fidelity account with different Owner(s) than the annuity Contract.

7. In any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

CHARGES

The following are all the charges we make under your Contract.

1. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the investment options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Wyoming, West Virginia, and South Dakota currently require us to pay a premium tax upon receipt of your purchase payment on non-qualified contracts. Currently, there is no tax imposed on qualified premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

NRR7

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and daily administrative charge.

  Annual maintenance charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

  Daily administrative charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 25.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

Additional Mortality Risk Charge. We offer the Owner the opportunity to elect a Death Benefit Rider at the time of the Contract purchase. If the Owner elects the Rider, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will be 0.05% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

4. Withdrawal Charge. There is no withdrawal charge.

5. Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of 12 per calendar year.

6. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7. Other Taxes. We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page 30.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

 Seven Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolios, not by FILI, and are part of the Portfolio's assets. The seven Portfolios that impose this fee are: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio and Telecommunications & Utilities Growth Portfolio.

NRR7

 An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

 Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

 Here are two examples to help you understand the application of the fee.

 Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

 The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

 Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

 The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated. If the Death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of (1) or (2) below, except as described in the following sentence. We provide the opportunity to purchase an optional Death Benefit Rider at the time of issuing the Contract. This option is not available after the purchase of the Contract. There is a charge for the Death Benefit Rider as described on page 25. If elected, the Death Benefit will then be the greatest of (1), (2), or (3) below.

1) The purchase payments made, less any partial withdrawals and any incurred taxes.

2) The Contract Value as of the end of the Valuation Period that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

3) The highest Contract Value on any Contract Anniversary before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company at the Annuity Service Center.

The Owner may elect to terminate the Death Benefit rider by providing advance written notice to the Company. Termination will be effective as of the date the next charge is scheduled after the Company receives such notice at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner.

NRR7

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page 27.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

NRR7

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1. Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and monthly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

NRR7

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

  As noted earlier, you may allocate purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account."
  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Fixed Account will accrue interest daily at an annual rate that will never be less than 3.0% (3.5% for most Contacts issued before May 1, 1997).
  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

  For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.
  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page 27.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

NRR7

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from another qualified plan, tax sheltered annuity, or IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an Annuity Income Option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments.

NRR7

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

NRR7

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. If there are two Owners, both Owners must provide any written authorizations.

2. Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 28. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page 23. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

NRR7

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
  Please note that monthly Automatic Rebalancing may result in a short-term redemption fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 24.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

NRR7

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal Regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Fidelity Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.

NRR7

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

PERFORMANCE

Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges. Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge. The total return percentage will be higher under this method than under the standard method described above.
  A cumulative total return reflects performance over a stated period of time.
  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.
  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.
  The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond, High Income and Emerging Markets Debt Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the Subaccount over a 30 day period.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

NRR7

Appendix A

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	17.44	18.39	65,565,684
1999	16.72	17.44	57,437,711
1998	15.98	16.72	42,335,962
1997	15.30	15.98	28,256,730
1996	14.66	15.30	33,393,564
1995	13.99	14.66	26,268,846
1994	13.55	13.99	24,546,739
1993	13.26	13.55	10,961,418
1992	12.89	13.26	8,273,590
1991	12.27	12.89	6,461,782
1990	11.48	12.27	5,020,276
1989	10.62	11.48	1,449,116

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	29.53	22.71	6,392,983
1999	27.53	29.53	7,900,244
1998	29.00	27.53	9,274,597
1997	24.89	29.00	10,481,116
1996	22.05	24.89	9,856,952
1995	18.47	22.05	7,797,315
1994	18.94	18.47	5,106,950
1993	15.88	18.94	5,122,946
1992	13.03	15.88	2,624,011
1991	9.73	13.03	859,030
1990	10.07	9.73	356,960
1989	10.63	10.07	273,152

Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	46.01	49.49	21,038,589
1999	43.62	46.01	27,782,187
1998	39.39	43.62	34,627,026
1997	31.05	39.39	40,838,032
1996	27.44	31.05	43,073,117
1995	20.52	27.44	41,937,122
1994	19.36	20.52	30,415,281
1993	16.54	19.36	19,318,902
1992	14.28	16.54	8,648,323
1991	10.98	14.28	3,225,101
1990	13.09	10.98	1,391,751
1989	11.27	13.09	714,730

NRR7

Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	80.67	71.24	27,415,095
1999	59.17	80.67	26,896,697
1998	42.76	59.17	22,783,884
1997	34.97	42.76	23,048,124
1996	30.80	34.97	26,772,269
1995	22.98	30.80	23,019,869
1994	23.22	22.98	17,470,386
1993	19.64	23.22	12,073,224
1992	18.15	19.64	8,401,957
1991	12.60	18.15	4,162,470
1990	14.42	12.60	1,654,455
1989	11.08	14.42	434,747

Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	37.22	29.87	9,548,983
1999	26.31	37.22	9,883,063
1998	23.52	26.31	9,537,903
1997	21.30	23.52	10,512,524
1996	19.00	21.30	11,419,855
1995	17.50	19.00	9,560,376
1994	17.37	17.50	14,336,196
1993	12.79	17.37	8,857,429
1992	14.47	12.79	1,983,970
1991	13.51	14.47	1,413,997
1990	13.89	13.51	1,086,588
1989	11.11	13.89	160,830

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	19.87	21.92	9,859,092
1999	20.24	19.87	8,926,481
1998	18.75	20.24	11,642,575
1997	17.36	18.75	5,524,907
1996	16.99	17.36	4,615,384
1995	14.63	16.99	3,993,107
1994	15.35	14.63	3,151,087
1993	13.98	15.35	3,714,356
1992	13.24	13.98	2,651,021
1991	11.48	13.24	1,860,441
1990	10.93	11.48	486,509
1989	10.01	10.93	106,584

NRR7

Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	31.19	29.73	21,456,550
1999	28.30	31.19	23,956,537
1998	24.80	28.30	27,415,335
1997	20.76	24.80	30,320,855
1996	18.29	20.76	33,062,627
1995	15.80	18.29	39,821,641
1994	16.99	15.80	56,621,559
1993	14.18	16.99	48,441,225
1992	12.80	14.18	22,395,511
1991	10.55	12.80	6,736,284
1990	9.98	10.55	1,376,582
1989*	10.00	9.98	223,855

* Period from 9/1/92 to 12/31/92

Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	37.78	33.99	28,349,719
1999	31.60	37.78	32,433,379
1998	24.83	31.60	32,083,136
1997	18.90	24.83	28,695,264
1996	15.54	18.90	18,160,844
1995	11.44	15.54	7,333,800
1994	11.44	11.44	2,102,667
1993	10.53	11.44	1,509,615
1992*	10.00	10.53	637,942

* Period from 9/1/92 to 12/31/92

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	23.93	20.78	11,618,664
1999	20.93	23.93	13,048,622
1998	17.95	20.93	14,675,155
1997	14.50	17.95	17,201,030
1996	12.20	14.50	12,261,937
1995*	10.00	12.20	4,035,434

* Period from 1/3/95 (commencement of operations) to 12/31/95

NRR7

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	32.54	30.14	50,150,598
1999	26.40	32.54	55,465,802
1998	20.47	26.40	55,426,745
1997	16.66	20.47	57,789,065
1996	13.87	16.66	53,010,249
1995*	10.00	13.87	32,421,946

* Period from 1/3/95 (commencement of operations) to 12/31/95

Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	16.15	13.29	11,402,367
1999	15.62	16.15	18,899,900
1998	12.63	15.62	25,247,156
1997*	10.00	12.63	21,154,834

* Period from 1/27/97 (commencement of operations) to 12/31/97

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	14.50	13.77	5,087,292
1999	13.98	14.50	6,804,534
1998	11.98	13.98	6,933,405
1997*	10.00	11.98	4,649,810

* Period from 1/27/97 (commencement of operations) to 12/31/97

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	17.65	16.87	20,361,443
1999	16.29	17.65	29,319,255
1998	12.68	16.29	32,986,321
1997*	10.00	12.68	18,798,233

* Period from 1/27/97 (commencement of operations) to 12/31/97

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	10.00	11.21	39,005,684

* Period from 12/28/98 (commencement of operations) to 4/30/2000

NRR7

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	9.55	10.56	661,066
1999	7.44	9.55	345,928
1998	10.48	7.44	280,904
1997*	10.00	10.48	270,613

* Period from 11/24/97 (commencement of operations) to 12/31/97

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	14.68	8.85	3,841,251
1999	7.56	14.68	4,154,981
1998	10.05	7.56	586,128
1997*	10.00	10.05	176,936

* Period from 11/24/97 (commencement of operations) to 12/31/97

Global Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	11.92	13.18	1,292,317
1999	11.54	11.92	1,301,505
1998	10.25	11.54	1,504,399
1997*	10.00	10.25	214,479

* Period from 11/24/97 (commencement of operations) to 12/31/97

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	13.23	11.49	914,945
1999	10.65	13.23	943,026
1998	9.86	10.65	998,415
1997*	10.00	9.86	126,071

* Period from 11/24/97 (commencement of operations) to 12/31/97

PBHG Growth II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	21.42	17.71	13,635,724
1999	10.90	21.42	5,516,793
1998	10.15	10.90	439,863
1997*	10.00	10.15	198,868

* Period from 11/24/97 (commencement of operations) to 12/31/97

NRR7

Select Value** Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	15.18	17.75	5,008,326
1999	14.05	15.18	2,204,343
1998	10.27	14.05	1,331,167
1997*	10.00	10.27	71,061

* Period from 11/24/97 (commencement of operations) to 12/31/97
** Previously called Large Cap Value

Small Cap Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	13.20	17.83	12,720,189
1999	11.48	13.20	2,934,512
1998	10.43	11.48	3,428,665
1997*	10.00	10.43	760,923

* Period from 11/24/97 (commencement of operations) to 12/31/97

Select 20 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	33.42	25.24	22,131,003
1999	16.80	33.42	19,184,426
1998	10.42	16.80	16,529,457
1997*	10.00	10.42	551,473

* Period from 11/24/97 (commencement of operations) to 12/31/97

Technology & Communications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	42.93	24.65	38,303,580
1999	12.94	42.93	31,566,100
1998	9.87	12.94	1,929,033
1997*	10.00	9.87	746,784

* Period from 11/24/97 (commencement of operations) to 12/31/97

Mid Cap Growth Fund II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	24.65	20.82	13,834,781
1999	13.08	24.65	9,194,563
1998	10.25	13.08	832,891
1997*	10.00	10.25	139,945

* Period from 11/24/97 (commencement of operations) to 12/31/97

NRR7

Opportunity Fund II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	15.29	16.17	4,890,361
1999	11.43	15.29	3,180,619
1998	10.15	11.43	2,219,038
1997*	10.00	10.15	277,353

* Period from 11/24/97 (commencement of operations) to 12/31/97

International Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	15.73	11.56	2,227,721
1999	10.33	15.73	1,244,582
1998	9.89	10.33	374,074
1997*	10.00	9.89	54,981

* Period from 11/24/97 (commencement of operations) to 12/31/97

Global Post-Venture Capital** Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	17.57	14.13	2,177,280
1999	10.83	17.57	694,255
1998	10.25	10.83	588,128
1997*	10.00	10.25	120,198

* Period from 11/24/97 (commencement of operations) to 12/31/97
** Previously called Post-Venture Capital

Small Company Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2000	16.47	13.38	6,592,349
1999	9.82	16.47	2,580,091
1998	10.19	9.82	1,848,787
1997*	10.00	10.19	596,845

* Period from 11/24/97 (commencement of operations) to 12/31/97

NRR7

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

Certain contracts in this prospectus have been offered only as of December 7, 1988, and others only as of May 1, 1997. The financial information in the above table includes periods prior to December 7, 1988 because an earlier class of variable annuity contracts is also being funded through the Variable Account. Financial information reflects all classes of contracts. Because the three classes of contracts funded through the Variable Account have the same total asset-based charges, Accumulation Unit Values will be the same for all classes of contracts.

The financial statements of the Variable Account appear in the Statement of Additional Information.

NRR7

Table of Contents
of the Statement of Additional Information

Accumulation Units
Fixed Annuity Income Payments
Variable Annuity Income Payments
Hypothetical Illustrations of Annuity Income Payouts
General Information
Performance
Exchanges Among Subaccounts After the Annuity Date
Unavailability of Annuity Income Options in Certain Circumstances
IRS Required Distributions
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements

Investment Company Act of 1940 File no. 811-5315
NRR7-pro-0401
1.756510.100

NRR7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 1306
Boston, MA 02104-9907

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20 The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2001

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2001, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

NRR7-ptb-0401
1.756511.100

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

VARIABLE ANNUITY INCOME PAYMENTS

If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.

The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the prospectus) depends upon the Net Investment Factor for the subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.

To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the subaccounts that are selected. Using an Assumed Investment Rate of 3.5%, the initial monthly income amount is $280.50. The investment selection is 50% in Portfolio A and 50% in Portfolio B.

At Annuitization		Portfolio A	Portfolio B
(a)	Initial Monthly Annuity Income Payment	$ 140.25	$ 140.25
(b)	Annuity Unit Value	1.23456	1.32465
(c)	Income in Units	113.603	105.877

The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative, rather you need to look at:

	# Annuity Units	X	Annuity Unit Value	=	Annuity Income Payment
Portfolio A	113.603		1.23456		140.25
Portfolio B	105.877		1.32465		140.25
					$ 280.50

Assume that during the next month, the investment results for each subaccount are:

		Portfolio A	Portfolio B
(d)	Actual Net Investment Results	.4074%	.1652%
(e)	Assumed Investment Results	.2871%	.2871%
(f)	Relative Performance Factor	1.00120	.99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge (0.80% on an annual basis) and the charge for investment advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. The formula for calculating the Relative Performance Factor is (1+ (d)) divided by (1 + (e)).

Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.

The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).

		Portfolio A	Portfolio B
(b)	Annuity Unit Value (prior)	1.23456	1.32465
(f)	Relative Performance Factor	1.00120	.99878
(g)	Annuity Unit Value (current)	1.23604	1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.

		Portfolio A	Portfolio B
(c)	Monthly Income in Units	113.603	105.877
(g)	Annuity Unit Value (current)	1.23604	1.32303
(h)	Monthly Income (in dollars)	$ 140.42	$ 140.08

Note that the Annuity Unit Value and the Monthly Income for the Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income payment would be the sum for each Subaccount, or $280.50.

To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:

		Portfolio A	Portfolio B
(i)	Actual Net Investment Results	15.50%	-13.00%
(e)	Assumed Investment Results	.2871%	.2871%
(j)	Relative Performance Factor	1.15169	.86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):

		Portfolio A	Portfolio B
(g)	Annuity Unit Value (prior)	1.23604	1.32303
(j)	Relative Performance Factor	1.15169	.86751
(k)	Annuity Unit Value (current)	1.42353	1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:

		Portfolio A	Portfolio B
(c)	Income in Units	113.603	105.877
(k)	Annuity Unit Value (current)	1.42353	1.14774
(h)	Monthly Income (in dollars)	$ 161.72	$ 121.52

Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the Portfolio B portion. The third monthly annuity income payment would be the sum for each subaccount, or $283.24.

An illustration of annuity income payments under various rates appears in the tables on pages 7 and 8. The monthly equivalents of the annual net returns of -1.74%, 3.50%, 4.15%, 6.12%, 8.08% and 10.05% shown in the tables are -0.15%, 0.29%, 0.34%, 0.50%, 0.65% and 0.80%.

HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of 0%, 5.34%, 6%, 8%, 10% and 12%. The values would be different from those shown if the returns averaged 0%, 5.34%, 6%, 8%, 10% or 12% but fluctuated over and under those averages throughout the years.

The tables reflect the fact that the Total Return of the Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of .95% of the average daily net assets of the selected portfolios. This .95% figure consists of assumed management fees of .71% and assumed operating expenses of .24%, figures based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than .95%, will vary from year to year, and will depend on how you allocate your investment base. See the current prospectuses for the Funds for more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income payments is generally described in the section of your current prospectus entitled "Tax Considerations."

The tables show both the gross rate and the net rate. The difference between gross and net rates represent the 0.80% risk and administrative charges and the assumed .95% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.75%.

Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that the Subaccounts' Total Return will be 3.5% per year. Thus, actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)

ANNUITANT:	John Doe
GROSS AMOUNT OF CONTRACT VALUE APPLIED:	$50,000
DATE OF BIRTH:	2/1/1936	STATE PREMIUM TAX:	0%
SEX:	Male	DATE OF ILLUSTRATION:	2/1/2001
ANNUITY OPTION SELECTED:	Lifetime Income with annuity income payments guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:	Monthly payments with first payment the first of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $360.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, NO MINIMUM DOLLAR AMOUNT IS GUARANTEED

AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN
ASSUMING A CONSTANT ANNUAL INVESTMENT RETURN OF:

			Gross:	0%	5.34%	6%	8%	10%	12%
PAYMENT YEAR	CALENDAR YEAR	AGE	Net(2):	-1.74%	3.50%	4.15%	6.12%	8.08%	10.05%
1	2001	65		281	281	281	281	281	281
2	2002	66		266	281	282	288	293	298
3	2003	67		253	281	284	295	306	317
4	2004	68		240	281	286	302	319	337
5	2005	69		228	281	288	310	334	359
10	2010	74		176	281	297	351	414	487
15	2015	79		136	281	306	398	514	662
20	2020	84		105	281	316	451	639	900

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)

ANNUITANT:	John Doe
GROSS AMOUNT OF CONTRACT VALUE APPLIED:	$50,000
DATE OF BIRTH:	2/1/1936	STATE PREMIUM TAX:	0%
SEX:	Male	DATE OF ILLUSTRATION:	2/1/2001
ANNUITY OPTION SELECTED:	Lifetime Income with annuity income payments guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:	Monthly payments with first payment the first of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $360.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN $180.00. THE MONTHLY GUARANTEED PAYMENT OF $180.00 IS BEING PROVIDED BY THE $25,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN
ASSUMING A CONSTANT ANNUAL INVESTMENT RETURN OF:

			Gross:	0%	5.34%	6%	8%	10%	12%
PAYMENT YEAR	CALENDAR YEAR	AGE	Net(2):	-1.74%	3.50%	4.15%	6.12%	8.08%	10.05%
1	2001	65		320	320	320	320	320	320
2	2002	66		313	320	321	324	326	329
3	2003	67		306	320	322	327	333	339
4	2004	68		300	320	323	331	340	349
5	2005	69		294	320	324	335	347	359
10	2010	74		268	320	328	356	387	424
15	2015	79		248	320	333	379	437	511
20	2020	84		232	320	338	406	499	630

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

GENERAL INFORMATION

We may advertise quotes of Contract Owners discussing Fidelity Retirement Reserves or services provided by Fidelity Investments Life. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assume a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurers or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include: Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

  compare the differences between tax deferred and taxable investments;
  discuss factors to consider when purchasing the contract;
  discuss the effects of probate when transferring the contract to heirs;
  discuss traditional sources of retirement income and products which may be used to supplement that income;
  discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
  illustrate and compare the effects additional payments have on a contract;
  discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
  discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and
  assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as the U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the Contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages and other indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The following tables below provide performance results for each Subaccount through December 31, 2000. The performance information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance.

Total Return

Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, assuming that the Contract was surrendered December 31, 2000. For any Portfolio in existence ten years or more, figures are shown for a ten year period. Life returns are also shown from the date that each Portfolio began in the separate account. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 +T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the risk and administrative charge of 0.80% (1% on an annual basis prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you do not surrender the Contract and the maintenance charge applied and the second column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.

Table 1: Average Annual Total Return for Period Ending on December 31, 2000.

Performance information for the Portfolios of Variable Insurance Products Fund IV will be available one year after they have been in operation. The Portfolios in Variable Insurance Products IV are Consumer Industries Portfolio, Cyclical Industries Portfolio, Health Care Portfolio, Financial Services Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio.

(a) One Year Average Annual Total Return For Contracts Issued on December 31, 1999:

Fidelity	Return If Contract Continued or Surrendered and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Asset Manager	(4.71)%	(4.70)%
Money Market	5.44%	5.45%
Investment Grade Bond	10.32%	10.33%
Equity-Income	7.54%	7.55%
Growth	(11.70)%	(11.69)%
High Income	(23.10)%	(23.09)%
Overseas	(19.76)%	(19.75)%
Index 500	(10.04)%	(10.03)%
Asset Manager: Growth	(13.18)%	(13.17)%
Contrafund	(7.38)%	(7.37)%
Growth Opportunities	(17.74)%	(17.73)%
Balanced	(5.07)%	(5.06)%
Growth & Income	(4.40)%	(4.39)%
Mid Cap	32.63%	32.64%
Strong
Opportunity Fund II	5.74%	5.75%
Mid Cap Growth Fund II	(15.53)%	(15.52)%
Credit Suisse Warburg Pincus
International Equity	(26.50)%	(26.49)%
Small Company Growth	(18.78)%	(18.77)%
Global Post-Venture Capital[1]	(19.60)%	(19.59)%
PBHG
Growth II	(17.35)%	(17.34)%
Select Value[2]	16.93%	16.94%
Select 20	(24.49)%	(24.48)%
Small Cap Value	35.04%	35.05%
Technology & Communications	(42.60)%	(42.59)%
Morgan Stanley
Emerging Markets Equity	(39.71)%	(39.70)%
Emerging Markets Debt	10.49%	10.50%
Global Equity	10.56%	10.57%
International Magnum	(13.16)%	(13.15)%

(b) Average Annual Total Return If Contract Issued at Commencement of Portfolio (which in most cases it was not):

Subaccount	Portfolio's Start Date	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Money Market	4/1/82	5.58%	5.66%
High Income	9/19/85	7.22%	7.28%
Equity-Income	10/9/86	12.26%	12.31%
Growth	10/9/86	15.22%	15.27%
Asset Manager	9/6/89	10.13%	10.16%
Investment Grade Bond	12/5/88	6.71%	6.75%
Overseas	1/28/87	7.33%	7.39%
Index 500	8/27/92	15.86%	15.88%
Asset Manager: Growth	1/3/95	12.95%	12.97%
Contrafund	1/3/95	20.14%	20.16%
Growth Opportunities	1/3/95	12.98%	13.00%
Balanced	1/3/95	9.32%	9.34%
Growth & Income	12/31/96	14.43%	14.45%
Mid Cap	12/28/98	42.04%	42.05%
Strong
Mid Cap Growth Fund II	12/31/96	27.12%	27.13%
Opportunity Fund II	5/8/92	18.13%	18.15%
Credit Suisse Warburg Pincus
International Equity	6/30/95	5.09%	5.11%
Global Post-Venture Capital[1]	9/30/96	10.10%	10.11%
Small Company Growth	6/30/95	14.52%	14.54%
PBHG
Select 20	9/25/97	31.17%	31.18%
Growth II	5/1/97	18.48%	18.50%
Select Value[2]	10/28/97	20.32%	20.33%
Small Cap Value	10/28/97	20.07%	20.09%
Technology & Communications	5/1/97	29.53%	29.55%
Morgan Stanley
Emerging Markets Debt	6/16/97	.17%	.18%
Emerging Markets Equity	10/1/96	(3.53)%	(3.51)%
Global Equity	1/2/97	12.43%	12.45%
International Magnum	1/2/97	5.80%	5.81%

Average Annual Total Return From Date When Portfolio Began in Separate Account.

Subaccount	Date Portfolio Began In Separate Account	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Money Market	1/29/88	4.75%	4.79%
High Income	2/29/88	6.39%	6.43%
Equity-Income	2/10/88	13.16%	13.20%
Growth	2/10/88	16.40%	16.45%
Overseas	2/10/88	8.81%	8.86%
Investment Grade Bond	12/30/88	6.72%	6.75%
Asset Manager	10/4/89	10.14%	10.17%
Index 500	9/1/92	15.80%	15.82%
Asset Manager:Growth	1/9/95	13.01%	13.02%
Contrafund	1/9/95	20.26%	20.28%
Growth Opportunities	1/3/95	12.98%	13.00%
Balanced	1/3/95	9.32%	9.34%
Growth & Income	12/31/96	14.43%	14.45%
Mid Cap	4/30/00	18.78%	18.79%
Strong
Mid Cap Growth Fund II	11/24/97	26.69%	26.71%
Opportunity Fund II	11/24/97	16.77%	16.78%
Credit Suisse Warburg Pincus
International Equity	11/24/97	4.78%	4.79%
Global Post-Venture Capital[1]	11/24/97	11.79%	11.80%
Small Company Growth	11/24/97	9.84%	9.85%
PBHG
Select 20	11/24/97	34.81%	34.83%
Growth II	11/24/97	20.24%	20.25%
Select Value[2]	11/24/97	20.33%	20.34%
Small Cap Value	11/24/97	20.50%	20.51%
Technology & Communications	11/24/97	33.78%	33.80%
Morgan Stanley
Emerging Markets Debt	11/24/97	1.74%	1.76%
Emerging Markets Equity	11/24/97	(3.87)%	(3.86)%
Global Equity	11/24/97	9.29%	9.31%
International Magnum	11/24/97	4.57%	4.59%

(c) Five Year Average Annual Total Return If Contract Issued on December 31, 1995:

	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Asset Manager	10.18%	10.20%
Money Market	4.62%	4.64%
Investment Grade Bond	5.21%	5.23%
Equity-Income	12.50%	12.51%
Growth	18.25%	18.26%
High Income	.58%	.60%
Overseas	9.46%	9.47%
Index 500	16.93%	16.95%
Contrafund	16.78%	16.80%
Asset Manager: Growth	11.22%	11.23%
Growth Opportunities	9.64%	9.65%
Balanced	8.63%	8.65%

(d) Ten Year Average Annual Total For Contracts Issued on December 31, 1990:

	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Money Market	4.10%	4.13%
Investment Grade Bond	6.66%	6.69%
High Income	8.82%	8.84%
Equity-Income	16.23%	16.25%
Growth	18.89%	18.92%
Overseas	8.23%	8.26%
Asset Manager	10.89%	10.91%

(The Separate Account inception date is 7/22/87.)

In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Subaccounts from the date the Portfolios began operations, from the date each Portfolio began in the Separate Account, and assuming that the Contract was surrendered December 31, 2000. For any Portfolio in existence five years or more, five year figures are also shown. For any Portfolio in existence ten years or more, figures are shown for a ten year period. One year cumulative total returns are the same as the average annual total returns for the same period. The returns reflect the risk and administrative charge 0.80% on an annual basis (1% prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no maintenance charge on these larger Contracts. The columns show the cumulative total return if maintenance charge is applied to the Contract or if no maintenance charge is applied to the Contract.

Table 2: Cumulative Total Return For Periods Beginning at Commencement of Portfolios and Ending on December 31, 2000:

Performance information for the Portfolios of Variable Insurance Products Fund IV will be available one year after they have been in operation. The Portfolios in Variable Insurance Products IV are Consumer Industries Portfolio, Cyclical Industries Portfolio, Health Care Portfolio, Financial Services Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio.

Subaccount	Portfolio's Start Date	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Money Market	4/1/82	177.03%	180.98%
Asset Manager	9/6/89	198.12%	199.10%
Investment Grade Bond	12/5/88	119.17%	120.07%
High Income	9/19/85	190.31%	192.90%
Overseas	1/28/87	167.91%	169.82%
Index 500	8/27/92	241.59%	242.14%
Growth Opportunities	1/3/95	107.81%	108.01%
Balanced	1/3/95	70.59%	70.76%
Equity-Income	10/9/86	418.41%	422.17%
Growth	10/9/86	650.70%	656.03%
Contrafund	1/3/95	200.26%	200.52%
Asset Manager: Growth	1/3/95	107.42%	107.62%
Growth & Income	12/31/96	71.42%	71.50%
Mid Cap	12/28/98	102.15%	102.18%
Morgan Stanley
Emerging Markets Debt	6/16/97	.59%	.65%
Emerging Markets Equity	10/1/96	(14.16)%	(14.09)%
Global Equity	1/2/97	59.64%	59.72%
International Magnum	1/2/97	25.23%	25.30%
PBHG
Growth II	5/1/97	86.21%	86.30%
Select Value[2]	10/28/97	79.84%	79.90%
Small Cap Value	10/28/97	78.66%	78.73%
Technology & Communications	5/1/97	158.19%	158.31%
Select 20	9/25/97	142.37%	142.45%
Strong
Mid Cap Growth Fund II	12/31/96	160.95%	161.06%
Opportunity Fund II	5/8/92	322.50%	323.21%
Credit Suisse Warburg Pincus
International Equity	6/30/95	31.43%	31.55%
Global Post-Venture Capital[1]	9/30/96	50.50%	50.59%
Small Company Growth	6/30/95	110.94%	111.13%

Cumulative Total Return From Date When Portfolio Began in Separate Account.

Subaccount	Date Portfolio Began in Separate Account	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Money Market	1/29/88	82.18%	83.18%
Asset Manager	10/4/89	196.30%	197.26%
Investment Grade Bond	12/30/88	118.21%	119.09%
High Income	2/29/88	121.51%	122.70%
Overseas	2/10/88	197.14%	198.70%
Index 500	9/1/92	239.39%	239.93%
Growth Opportunities	1/3/95	107.81%	108.01%
Balanced	1/3/95	70.59%	70.76%
Equity-Income	2/10/88	392.31%	394.85%
Growth	2/10/88	608.86%	612.43%
Contrafund	1/9/95	201.16%	201.43%
Asset Manager: Growth	1/9/95	107.63%	107.83%
Growth & Income	12/31/96	71.42%	71.50%
Mid Cap	4/30/00	12.09%	12.10%
Morgan Stanley
Emerging Markets Debt	11/24/97	5.50%	5.55%
Emerging Markets Equity	11/24/97	(11.53)%	(11.48)%
Global Equity	11/24/97	31.70%	31.75%
International Magnum	11/24/97	14.86%	14.91%
PBHG
Growth II	11/24/97	77.01%	77.08%
Select Value[2]	11/24/97	77.43%	77.49%
Small Cap Value	11/24/97	78.20%	78.27%
Technology & Communications	11/24/97	146.39%	146.49%
Select 20	11/24/97	152.35%	152.43%
Strong
Mid Cap Growth Fund II	11/24/97	108.15%	108.22%
Opportunity Fund II	11/24/97	61.67%	61.73%
Credit Suisse Warburg Pincus
International Equity	11/24/97	15.56%	15.60%
Global Post-Venture Capital[1]	11/24/97	41.23%	41.29%
Small Company Growth	11/24/97	33.74%	33.80%

(c) Cumulative Total Return For Five Year Period From 12/31/95 Through 12/31/00:

Subaccount	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Asset Manager	62.37%	62.49%
Money Market	25.36%	25.45%
Investment Grade Bond	28.91%	29.01%
Equity-Income	80.18%	80.31%
Growth	131.18%	131.34%
High Income	2.93%	3.01%
Overseas	57.12%	57.24%
Index 500	118.63%	118.78%
Contrafund	117.21%	117.35%
Asset Manager: Growth	70.15%	70.27%
Growth Opportunities	58.43%	58.54%
Balanced	51.27%	51.38%

(d) Cumulative Total Return For Ten Year Period From 12/31/90 Through 12/31/00:

	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Money Market	49.47%	49.84%
High Income	132.81%	133.35%
Equity-Income	349.85%	350.84%
Growth	464.21%	465.43%
Overseas	120.59%	121.13%
Investment Grade Bond	90.55%	91.01%
Asset Manager	181.08%	181.73%

1 Previously called Warburg Pincus Post-Venture Capital.

2 Previously called PBHG Large Cap Value.

(The Separate Account inception date is 7/22/87.)

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.

Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7 day period ending on 12/31/00, the Money Market Subaccount had a current yield of 5.62% and an effective yield of 5.77%. For Contracts on which there is currently no maintenance charge, the current yield would be 5.63% and the effective yield would be 5.78%.

A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a= net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period. The 30 day yield for the period ending on 12/31/00 was 5.54% for the Investment Grade Bond Subaccount, 11.61% for the High Income Subaccount and 10.59% for the Emerging Markets Subaccount. For Contracts on which there is no maintenance charge, the 30 day yield would be 5.55% for the Investment Grade Bond Subaccount, 11.62% for the High Income Subaccount and 10.60% for the Emerging Markets Debt Subaccount.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries or second Owners' entire interest is payable over the Beneficiary's or second Owners lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company. Morgan, Lewis & Bockius LLP of Washington, D.C. has passed on matters relating to Federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The consolidated balance sheets of Fidelity Investments Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income and comprehensive income, of stockholder's equity, and of cash flows for each of the three years in the period ended December 31, 2000, and the statement of assets and liabilities of the Fidelity Investments Variable Annuity Account I as of December 31, 2000, and the related statements of operations and of changes in net assets for each of the periods indicated in this registration statement have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of Fidelity Investments Life included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2000

(logo) Fidelity Investments

Life Insurance Company(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Statements of Assets and Liabilities

December 31, 2000

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund
Assets:
Investments at market value	$ 1,288,343,263	$ 170,473,815	$ 1,145,258,269	$ 2,102,078,227	$ 301,849,507	$ 256,754,620	$ 718,253,817	$ 1,078,659,756	$ 282,388,839	$ 1,646,310,495
Receivable from Fidelity Investments Life Insurance Company	15,245	0	0	0	0	0	0	0	1,593	0
Total Assets	1,288,358,508	170,473,815	1,145,258,269	2,102,078,227	301,849,507	256,754,620	718,253,817	1,078,659,756	282,390,432	1,646,310,495
Liabilities:
Payable to Fidelity Investments Life Insurance Company	57,696	14,302	77,079	106,816	14,278	11,786	40,635	65,349	12,961	114,253
Total net assets	$ 1,288,300,812	$ 170,459,513	$ 1,145,181,190	$ 2,101,971,411	$ 301,835,229	$ 256,742,834	$ 718,213,182	$ 1,078,594,407	$ 282,377,471	$ 1,646,196,242
Net Assets:
Accumulation reserves	$ 1,205,944,573	$ 145,201,523	$ 1,041,103,268	$ 1,953,127,056	$ 285,230,126	$ 216,141,748	$ 637,817,881	$ 963,689,610	$ 241,468,411	$ 1,511,678,040
Annuity reserves	82,413,793	25,265,436	104,130,039	148,939,765	16,618,633	40,612,828	80,427,869	114,953,905	40,922,020	134,592,778
Payable to Fidelity Investments Life Insurance Company	(57,554)	(7,446)	(52,117)	(95,410)	(13,530)	(11,742)	(32,568)	(49,108)	(12,960)	(74,576)
Total net assets	$ 1,288,300,812	$ 170,459,513	$ 1,145,181,190	$ 2,101,971,411	$ 301,835,229	$ 256,742,834	$ 718,213,182	$ 1,078,594,407	$ 282,377,471	$ 1,646,196,242
Units outstanding (accumulation)	65,565,684	6,392,983	21,038,589	27,415,095	9,548,983	9,859,092	21,456,550	28,349,719	11,618,664	50,150,598
Unit value (accumulation)	$ 18.392923	$ 22.712639	$ 49.485413	$ 71.242761	$ 29.870210	$ 21.923088	$ 29.726022	$ 33.992916	$ 20.782804	$ 30.142772

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statements of Assets and Liabilities - continued

December 31, 2000

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap	MSDWUF - Emerging Markets Equity	MSDWUF - Emerging Markets Debt	MSDWUF - Global Equity	MSDWUF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value
Assets:
Investments at market value	$ 97,980,167	$ 411,388,103	$ 166,738,956	$ 501,996,903	$ 35,775,965	$ 7,604,277	$ 18,063,245	$ 11,465,179	$ 261,544,224	$ 254,300,960
Receivable from Fidelity Investments Life Insurance Company	0	0	0	1,869	0	0	0	0	811	1,065
Total Assets	97,980,167	411,388,103	166,738,956	501,998,772	35,775,965	7,604,277	18,063,245	11,465,179	261,545,035	254,302,025
Liabilities:
Payable to Fidelity Investments Life Insurance Company	13,994	22,310	8,253	22,896	1,596	325	771	507	12,193	11,421
Total net assets	$ 97,966,173	$ 411,365,793	$ 166,730,703	$ 501,975,876	$ 35,774,369	$ 7,603,952	$ 18,062,474	$ 11,464,672	$ 261,532,842	$ 254,290,604
Net Assets:
Accumulation reserves	$ 70,040,344	$ 343,549,534	$ 151,532,055	$ 437,238,977	$ 34,002,511	$ 6,977,771	$ 17,026,771	$ 10,513,479	$ 241,459,322	$ 226,759,100
Annuity reserves	27,930,453	67,835,215	15,206,232	64,759,751	1,773,456	626,521	1,036,501	951,705	20,085,708	27,542,914
Payable to Fidelity Investments Life Insurance Company	(4,624)	(18,956)	(7,584)	(22,852)	(1,598)	(340)	(798)	(512)	(12,188)	(11,410)
Total net assets	$ 97,966,173	$ 411,365,793	$ 166,730,703	$ 501,975,876	$ 35,774,369	$ 7,603,952	$ 18,062,474	$ 11,464,672	$ 261,532,842	$ 254,290,604
Units outstanding (accumulation)	5,087,292	20,361,443	11,402,367	39,005,684	3,841,251	661,066	1,292,317	914,945	13,635,724	12,720,189
Unit value (accumulation)	$ 13.767706	$ 16.872553	$ 13.289526	$ 11.209622	$ 8.851937	$ 10.555331	$ 13.175385	$ 11.490843	$ 17.707847	$ 17.826708

See accompanying notes which are an integral part of the financial statements.

Annual Report

	PBHG - Select Value	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	WPT - Small Company Growth	WPT - International Equity	WPT - Global Post-Venture Capital	Total
Assets:
Investments at market value	$ 102,119,814	$ 999,371,838	$ 604,261,715	$ 313,924,919	$ 88,171,959	$ 96,696,629	$ 27,543,351	$ 34,076,130	$ 13,023,394,942
Receivable from Fidelity Investments Life Insurance Company	1,068	0	0	0	0	0	0	0	21,651
Total Assets	102,120,882	999,371,838	604,261,715	313,924,919	88,171,959	96,696,629	27,543,351	34,076,130	13,023,416,593
Liabilities:
Payable to Fidelity Investments Life Insurance Company	4,600	58,399	40,452	37,864	3,949	5,184	1,658	13,274	774,801
Total net assets	$ 102,116,282	$ 999,313,439	$ 604,221,263	$ 313,887,055	$ 88,168,010	$ 96,691,445	$ 27,541,693	$ 34,062,856	$ 13,022,641,792
Net Assets:
Accumulation reserves	$ 88,894,320	$ 944,127,628	$ 558,658,180	$ 288,067,889	$ 79,091,320	$ 88,203,276	$ 25,753,292	$ 30,762,594	$ 11,844,060,599
Annuity reserves	13,226,562	55,233,315	45,591,051	25,833,750	9,080,668	8,492,631	1,789,625	3,301,808	1,179,174,932
Payable to Fidelity Investments Life Insurance Company	(4,600)	(47,504)	(27,968)	(14,584)	(3,978)	(4,462)	(1,224)	(1,546)	(593,739)
Total net assets	$ 102,116,282	$ 999,313,439	$ 604,221,263	$ 313,887,055	$ 88,168,010	$ 96,691,445	$ 27,541,693	$ 34,062,856	$ 13,022,641,792
Units outstanding (accumulation)	5,008,326	38,303,580	22,131,003	13,834,781	4,890,361	6,592,349	2,227,721	2,177,280	455,483,636
Unit value (accumulation)	$ 17.749309	$ 24.648548	$ 25.243238	$ 20.822006	$ 16.172901	$ 13.379643	$ 11.560373	$ 14.128917

Annual Report

Statements of Operations

For the year ended December 31, 2000

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund
Income:
Dividends	$ 73,597,873	$ 16,433,781	$ 21,189,110	$ 2,523,038	$ 5,533,058	$ 12,375,216	$ 24,750,092	$ 12,767,424	$ 6,823,399	$ 6,503,276
Expenses:
Mortality risk, expense risk and administrative charges	9,986,552	1,798,784	9,360,156	19,747,955	3,156,323	1,567,477	6,263,782	9,905,235	2,670,248	15,012,100
Net investment income (loss)	63,611,321	14,634,997	11,828,954	(17,224,917)	2,376,735	10,807,739	18,486,310	2,862,189	4,153,151	(8,508,824)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(7,711,069)	104,938,396	83,735,098	31,389,272	(75,589)	12,571,288	114,818,788	10,504,514	101,172,817
Realized gain distributions	0	0	79,828,742	251,042,327	34,843,309	0	58,309,540	5,580,970	27,662,427	236,068,913
Net realized gain (loss) on investments	0	(7,711,069)	184,767,138	334,777,425	66,232,581	(75,589)	70,880,828	120,399,758	38,166,941	337,241,730
Unrealized appreciation (depreciation)	0	(58,588,287)	(133,034,882)	(603,625,539)	(148,750,275)	7,952,596	(125,623,972)	(250,911,389)	(86,113,965)	(462,036,401)
Net increase (decrease) in net assets from operations	$ 63,611,321	$ (51,664,359)	$ 63,561,210	$ (286,073,031)	$ (80,140,959)	$ 18,684,746	$ (36,256,834)	$ (127,649,442)	$ (43,793,873)	$ (133,303,495)

See accompanying notes which are an integral part of the financial statements.

Annual Report

	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap*	MSDWUF - Emerging Markets Equity	MSDWUF - Emerging Markets Debt	MSDWUF - Global Equity	MSDWUF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 3,387,758	$ 5,854,223	$ 3,465,860	$ 1,962,733	$ 0	$ 726,112	$ 333,091	$ 83,750	$ 0	$ 0	$ 307,355
Expenses:
Mortality risk, expense risk and administrative charges	882,204	3,834,757	1,829,919	1,409,508	574,058	53,160	124,888	105,458	2,418,776	1,026,049	463,333
Net investment income (loss)	2,505,554	2,019,466	1,635,941	553,225	(574,058)	672,952	208,203	(21,708)	(2,418,776)	(1,026,049)	(155,978)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	896,084	34,225,786	18,444,434	2,011,696	10,143,190	139,823	(116,479)	456,879	27,170,110	14,071,271	3,634,811
Realized gain distributions	2,823,132	38,206,507	17,576,857	0	6,377,188	0	1,068,814	297,447	6,478,146	4,292,869	5,465,810
Net realized gain (loss) on investments	3,719,216	72,432,293	36,021,291	2,011,696	16,520,378	139,823	952,335	754,326	33,648,256	18,364,140	9,100,621
Unrealized appreciation (depreciation)	(11,869,523)	(99,716,384)	(79,761,267)	25,533,213	(45,675,809)	(441,708)	293,886	(2,539,821)	(135,939,657)	5,516,447	192,900
Net increase (decrease) in net assets from operations	$ (5,644,753)	$ (25,264,625)	$ (42,104,035)	$ 28,098,134	$ (29,729,489)	$ 371,067	$ 1,454,424	$ (1,807,203)	$ (104,710,177)	$ 22,854,538	$ 9,137,543

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

Annual Report

Statements of Operations - continued

For the year ended December 31, 2000

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Discovery Fund II**	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	WPT - Small Company Growth	WPT - International Equity	WPT - Global Post-Venture Capital	Total
Income:
Dividends	$ 0	$ 0	$ 0	$ 0	$ 195,915	$ 0	$ 146,749	$ 0	$ 198,959,813
Expenses:
Mortality risk, expense risk and administrative charges	15,602,241	6,717,608	11,029	3,172,439	597,140	866,603	285,845	250,454	119,694,081
Net investment income (loss)	(15,602,241)	(6,717,608)	(11,029)	(3,172,439)	(401,225)	(866,603)	(139,096)	(250,454)	79,265,732
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	503,515,027	75,105,911	(4,592)	25,134,515	3,044,659	9,982,484	1,176,742	1,888,396	1,182,264,262
Realized gain distributions	139,896,585	45,201,359	0	25,233,791	10,786,771	21,399,510	3,528,467	4,317,562	1,026,287,043
Net realized gain (loss) on investments	643,411,612	120,307,270	(4,592)	50,368,306	13,831,430	31,381,994	4,705,209	6,205,958	2,208,551,305
Unrealized appreciation (depreciation)	(1,542,023,655)	(337,452,057)	58,051	(127,585,690)	(9,669,804)	(65,306,002)	(15,142,505)	(16,190,122)	(4,318,451,621)
Net increase (decrease) in net assets from operations	$ (914,214,284)	$ (223,862,395)	$ 42,430	$ (80,389,823)	$ 3,760,401	$ (34,790,611)	$ (10,576,392)	$ (10,234,618)	$ (2,030,634,584)

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Annual Report

Statements of Changes in Net Assets

For the years ended December 31, 2000 and 1999

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth		VIP - Overseas
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 63,611,321	$ 36,118,114	$ 14,634,997	$ 21,913,618	$ 11,828,954	$ 10,153,376	$ (17,224,917)	$ (11,743,327)	$ 2,376,735	$ 1,654,242
Net realized gain (loss) on investments	0	0	(7,711,069)	1,085,342	184,767,138	214,812,568	334,777,425	203,628,219	66,232,581	14,357,757
Unrealized appreciation (depreciation)	0	0	(58,588,287)	(4,017,281)	(133,034,882)	(148,832,159)	(603,625,539)	380,135,317	(148,750,275)	87,545,263
Net increase (decrease) in net assets from operations	63,611,321	36,118,114	(51,664,359)	18,981,679	63,561,210	76,133,785	(286,073,031)	572,020,209	(80,140,959)	103,557,262
Contract Transactions:
Payments received from contract owners	1,744,176,216	1,286,021,535	7,106,366	10,344,306	10,917,138	20,760,151	54,486,494	60,915,377	11,045,101	7,513,162
Transfers between sub-accounts (including the fixed account), net	(1,344,297,984)	(907,311,345)	(32,294,560)	(29,864,881)	(222,247,250)	(248,038,028)	162,192,668	318,329,136	8,745,645	24,941,971
Contract benefits	(4,719,504)	(5,534,677)	(3,439,638)	(2,326,682)	(9,729,407)	(10,570,766)	(12,574,816)	(6,822,816)	(1,498,146)	(826,877)
Contract terminations	(205,336,366)	(104,105,566)	(10,977,463)	(11,637,476)	(65,993,233)	(56,270,081)	(91,590,436)	(52,879,706)	(15,817,815)	(11,337,768)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	66,763	(61,352)	(11,819)	(55,066)	(60,049)	(63,500)	79,673	146,057	(4,197)	(10,524)
Net increase (decrease) in net assets from contract transactions	189,889,125	269,008,595	(39,617,114)	(33,539,799)	(287,112,801)	(294,182,224)	112,593,583	319,688,048	2,470,588	20,279,964
Total increase (decrease) in net assets	253,500,446	305,126,709	(91,281,473)	(14,558,120)	(223,551,591)	(218,048,439)	(173,479,448)	891,708,257	(77,670,371)	123,837,226
Net Assets:
Beginning of period	1,034,800,366	729,673,657	261,740,986	276,299,106	1,368,732,781	1,586,781,220	2,275,450,859	1,383,742,602	379,505,600	255,668,374
End of period	$ 1,288,300,812	$ 1,034,800,366	$ 170,459,513	$ 261,740,986	$ 1,145,181,190	$ 1,368,732,781	$ 2,101,971,411	$ 2,275,450,859	$ 301,835,229	$ 379,505,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

	VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500		VIP II - Asset Manager: Growth		VIP II - Contrafund
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 10,807,739	$ 8,127,719	$ 18,486,310	$ 19,966,835	$ 2,862,189	$ 806,313	$ 4,153,151	$ 5,081,109	$ (8,508,824)	$ (6,442,970)
Net realized gain (loss) on investments	(75,589)	3,401,686	70,880,828	59,405,964	120,399,758	92,329,081	38,166,941	32,387,097	337,241,730	148,645,881
Unrealized appreciation (depreciation)	7,952,596	(16,237,106)	(125,623,972)	(2,415,965)	(250,911,389)	124,508,783	(86,113,965)	7,512,419	(462,036,401)	219,949,013
Net increase (decrease) in net assets from operations	18,684,746	(4,707,701)	(36,256,834)	76,956,834	(127,649,442)	217,644,177	(43,793,873)	44,980,625	(133,303,495)	362,151,924
Contract Transactions:
Payments received from contract owners	5,395,005	11,926,064	9,439,917	11,134,826	26,235,515	41,913,743	8,303,683	9,448,324	34,842,781	50,161,456
Transfers between sub-accounts (including the fixed account), net	52,226,731	(42,438,815)	(1,016,231)	(47,080,749)	(84,115,761)	32,545,382	(10,785,941)	(23,374,601)	(90,447,428)	37,507,774
Contract benefits	(2,048,371)	(4,940,162)	(7,250,568)	(8,543,077)	(9,587,187)	(7,003,956)	(3,366,879)	(2,357,265)	(11,675,961)	(8,257,104)
Contract terminations	(14,899,807)	(13,541,772)	(48,609,780)	(43,218,076)	(48,357,330)	(29,865,590)	(16,319,125)	(8,964,924)	(67,088,440)	(45,750,991)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	4,216	733	(13,037)	(195,096)	(2,032)	(28,940)	28,670	(54,669)	(200,807)	56,228
Net increase (decrease) in net assets from contract transactions	40,677,774	(48,993,952)	(47,449,699)	(87,902,172)	(115,826,795)	37,560,639	(22,139,592)	(25,303,135)	(134,569,855)	33,717,363
Total increase (decrease) in net assets	59,362,520	(53,701,653)	(83,706,533)	(10,945,338)	(243,476,237)	255,204,816	(65,933,465)	19,677,490	(267,873,350)	395,869,287
Net Assets:
Beginning of period	197,380,314	251,081,967	801,919,715	812,865,053	1,322,070,644	1,066,865,828	348,310,936	328,633,446	1,914,069,592	1,518,200,305
End of period	$ 256,742,834	$ 197,380,314	$ 718,213,182	$ 801,919,715	$ 1,078,594,407	$ 1,322,070,644	$ 282,377,471	$ 348,310,936	$ 1,646,196,242	$ 1,914,069,592

Annual Report

Statements of Changes in Net Assets - continued

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP III - Balanced		VIP III - Growth & Income		VIP III - Growth Opportunities		VIP III - Mid Cap*	MSDWUF - Emerging Markets Equity
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 2,505,554	$ 1,582,481	$ 2,019,466	$ (1,572,025)	$ 1,635,941	$ 943,506	$ 553,225	$ (574,058)	$ (176,889)
Net realized gain (loss) on investments	3,719,216	9,204,238	72,432,293	79,107,330	36,021,291	49,129,124	2,011,696	16,520,378	2,228,308
Unrealized appreciation (depreciation)	(11,869,523)	(6,374,709)	(99,716,384)	(27,907,245)	(79,761,267)	(37,906,680)	25,533,213	(45,675,809)	16,923,324
Net increase (decrease) in net assets from operations	(5,644,753)	4,412,010	(25,264,625)	49,628,060	(42,104,035)	12,165,950	28,098,134	(29,729,489)	18,974,743
Contract Transactions:
Payments received from contract owners	2,117,679	6,988,735	8,007,011	29,125,121	3,555,379	13,230,641	29,161,182	4,287,230	2,075,239
Transfers between sub-accounts (including the fixed account), net	(15,962,271)	7,342,988	(133,532,017)	(55,352,241)	(109,224,848)	(103,481,122)	450,678,755	(972,958)	40,713,185
Contract benefits	(2,288,568)	(1,808,453)	(6,082,577)	(6,082,856)	(2,001,699)	(2,192,746)	(1,136,716)	(271,527)	(78,355)
Contract terminations	(3,962,174)	(4,352,002)	(20,031,399)	(16,526,663)	(10,949,723)	(8,129,860)	(4,865,476)	(2,426,019)	(1,250,966)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	(5,332)	12,971	(232,663)	(36,605)	(3,990)	(61,119)	39,997	(8,948)	7,696
Net increase (decrease) in net assets from contract transactions	(20,100,666)	8,184,239	(151,871,645)	(48,873,244)	(118,624,881)	(100,634,206)	473,877,742	607,778	41,466,799
Total increase (decrease) in net assets	(25,745,419)	12,596,249	(177,136,270)	754,816	(160,728,916)	(88,468,256)	501,975,876	(29,121,711)	60,441,542
Net Assets:
Beginning of period	123,711,592	111,115,343	588,502,063	587,747,247	327,459,619	415,927,875	0	64,896,080	4,454,538
End of period	$ 97,966,173	$ 123,711,592	$ 411,365,793	$ 588,502,063	$ 166,730,703	$ 327,459,619	$ 501,975,876	$ 35,774,369	$ 64,896,080

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

	MSDWUF - Emerging Markets Debt		MSDWUF - Global Equity		MSDWUF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 672,952	$ 387,443	$ 208,203	$ 55,482	$ (21,708)	$ (4,300)	$ (2,418,776)	$ (200,218)	$ (1,026,049)	$ (321,079)	$ (155,978)	$ (291,007)
Net realized gain (loss) on investments	139,823	52,286	952,335	1,082,452	754,326	87,686	33,648,256	867,275	18,364,140	2,287,120	9,100,621	3,870,481
Unrealized appreciation (depreciation)	(441,708)	182,290	293,886	(647,744)	(2,539,821)	2,474,219	(135,939,657)	30,717,543	5,516,447	3,650,843	192,900	(585,169)
Net increase (decrease) in net assets from operations	371,067	622,019	1,454,424	490,190	(1,807,203)	2,557,605	(104,710,177)	31,384,600	22,854,538	5,616,884	9,137,543	2,994,305
Contract Transactions:
Payments received from contract owners	262,502	416,636	671,359	1,324,280	552,138	396,375	17,059,034	3,883,840	10,965,848	2,539,992	4,582,638	3,588,662
Transfers between sub-accounts (including the fixed account), net	3,634,348	273,396	259,350	(3,422,048)	668,321	(1,092,928)	232,707,618	85,042,612	184,469,722	(6,626,178)	54,664,607	10,944,342
Contract benefits	(23,654)	(6,862)	(119,591)	(76,864)	(194,848)	(62,007)	(1,267,968)	(76,334)	(649,281)	(169,418)	(324,345)	(178,042)
Contract terminations	(48,522)	(53,126)	(416,590)	(407,354)	(934,848)	(340,616)	(7,309,103)	(269,549)	(4,735,672)	(1,069,269)	(2,265,107)	(940,753)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	1,172	1,341	(952)	(697)	(6,168)	3,015	64,731	11,940	12,411	2,546	3,024	11,477
Net increase (decrease) in net assets from contract transactions	3,825,846	631,385	393,576	(2,582,683)	84,595	(1,096,161)	241,254,312	88,592,509	190,063,028	(5,322,327)	56,660,817	13,425,686
Total increase (decrease) in net assets	4,196,913	1,253,404	1,848,000	(2,092,493)	(1,722,608)	1,461,444	136,544,135	119,977,109	212,917,566	294,557	65,798,360	16,419,991
Net Assets:
Beginning of period	3,407,039	2,153,635	16,214,474	18,306,967	13,187,280	11,725,836	124,988,707	5,011,598	41,373,038	41,078,481	36,317,922	19,897,931
End of period	$ 7,603,952	$ 3,407,039	$ 18,062,474	$ 16,214,474	$ 11,464,672	$ 13,187,280	$ 261,532,842	$ 124,988,707	$ 254,290,604	$ 41,373,038	$ 102,116,282	$ 36,317,922

Annual Report

Statements of Changes in Net Assets - continued

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Discovery Fund II**		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ (15,602,241)	$ (2,762,048)	$ (6,717,608)	$ (3,174,141)	$ (11,029)	$ (18,633)	$ (3,172,439)	$ (573,402)	$ (401,225)	$ (297,094)
Net realized gain (loss) on investments	643,411,612	9,207,801	120,307,270	36,793,079	(4,592)	335,679	50,368,306	1,349,619	13,831,430	4,031,294
Unrealized appreciation (depreciation)	(1,542,023,655)	676,031,390	(337,452,057)	287,462,086	58,051	(87,515)	(127,585,690)	66,604,569	(9,669,804)	7,090,430
Net increase (decrease) in net assets from operations	(914,214,284)	682,477,143	(223,862,395)	321,081,024	42,430	229,531	(80,389,823)	67,380,786	3,760,401	10,824,630
Contract Transactions:
Payments received from contract owners	107,470,579	51,059,274	30,863,295	33,137,434	71,182	146,300	25,686,687	14,044,251	3,931,220	3,435,223
Transfers between sub-accounts (including the fixed account), net	430,217,578	677,999,380	161,456,547	44,079,310	(3,191,232)	289,032	137,717,572	152,381,500	30,770,764	12,840,283
Contract benefits	(7,861,014)	(1,063,995)	(4,620,088)	(1,844,770)	(13,514)	(16,224)	(2,221,520)	(271,467)	(511,784)	(236,232)
Contract terminations	(45,955,448)	(7,515,572)	(37,350,853)	(7,488,501)	(21,822)	(40,908)	(10,631,669)	(1,452,178)	(2,585,956)	(1,020,055)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	628,083	261,728	73,362	109,483	(196)	2,366	(27,245)	19,700	5,559	(5,543)
Net increase (decrease) in net assets from contract transactions	484,499,778	720,740,815	150,422,263	67,992,956	(3,155,582)	380,566	150,523,825	164,721,806	31,609,803	15,013,676
Total increase (decrease) in net assets	(429,714,506)	1,403,217,958	(73,440,132)	389,073,980	(3,113,152)	610,097	70,134,002	232,102,592	35,370,204	25,838,306
Net Assets:
Beginning of period	1,429,027,945	25,809,987	677,661,395	288,587,415	3,113,152	2,503,055	243,753,053	11,650,461	52,797,806	26,959,500
End of period	$ 999,313,439	$ 1,429,027,945	$ 604,221,263	$ 677,661,395	$ 0	$ 3,113,152	$ 313,887,055	$ 243,753,053	$ 88,168,010	$ 52,797,806

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

See accompanying notes which are an integral part of the financial statements.

Annual Report

	WPT - Small Company Growth		WPT - International Equity		WPT - Global Post-Venture Capital		Total
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ (866,603)	$ (171,003)	$ (139,096)	$ 92,533	$ (250,454)	$ (55,782)	$ 79,265,732	$ 79,078,853
Net realized gain (loss) on investments	31,381,994	2,004,345	4,705,209	179,279	6,205,958	361,254	2,208,551,305	972,232,245
Unrealized appreciation (depreciation)	(65,306,002)	12,968,059	(15,142,505)	3,699,852	(16,190,122)	3,847,450	(4,318,451,621)	1,686,291,277
Net increase (decrease) in net assets from operations	(34,790,611)	14,801,401	(10,576,392)	3,971,664	(10,234,618)	4,152,922	(2,030,634,584)	2,737,602,375
Contract Transactions:
Payments received from contract owners	8,139,324	1,350,991	2,948,819	842,164	3,069,100	346,462	2,175,350,422	1,678,070,564
Transfers between sub-accounts (including the fixed account), net	81,803,043	11,333,526	16,355,365	11,659,796	29,860,653	1,608,293	(9,659,194)	1,748,970
Contract benefits	(508,138)	(105,629)	(122,288)	(14,283)	(138,911)	(26,155)	(96,248,508)	(71,494,074)
Contract terminations	(3,702,901)	(542,018)	(1,279,725)	(252,817)	(1,217,134)	(98,797)	(745,679,936)	(429,322,954)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	42,383	(1,431)	771	759	1,469	241	474,849	73,739
Net increase (decrease) in net assets from contract transactions	85,773,711	12,035,439	17,902,942	12,235,619	31,575,177	1,830,044	1,324,237,633	1,179,076,245
Total increase (decrease) in net assets	50,983,100	26,836,840	7,326,550	16,207,283	21,340,559	5,982,966	(706,396,951)	3,916,678,620
Net Assets:
Beginning of period	45,708,345	18,871,505	20,215,143	4,007,860	12,722,297	6,739,331	13,729,038,743	9,812,360,123
End of period	$ 96,691,445	$ 45,708,345	$ 27,541,693	$ 20,215,143	$ 34,062,856	$ 12,722,297	$ 13,022,641,792	$ 13,729,038,743

Annual Report

Notes to Financial Statements

For the years ended December 31, 2000 and 1999

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

A contractholder may allocate funds into the following subaccounts: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Morgan Stanley Dean Witter Universal Funds (MSDWUF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Warburg Pincus Trust (WPT). In addition, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2000, FILI added one new subaccount, VIP III - Mid Cap, and closed the SVIP - Discovery Fund II subaccount. Contractholders had the opportunity to redirect assets and any assets remaining in the SVIP - Discovery Fund II subaccount were automatically moved to the VIP III - Mid Cap subaccount.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.

Accounting for Investments

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

In November 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after December 15, 2000. The impact of this guide is not expected to be significant.

Annual Report

Notes to Financial Statements - continued

3. Expenses

FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. The daily charge is equivalent to an annual effective rate of 1% of net assets for Income Advantage contracts and is equivalent to an annual effective rate of 0.8% of net assets for Retirement Reserves contracts. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

In 1999, FILI began offering Retirement Reserves contractholders the opportunity to elect a death benefit rider. If elected, FILI deducts a quarterly charge which will not exceed 0.10% of the Retirement Reserves contract value on the date of the charge. There will be no charges made once the annuitant reaches their 85th birthday.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the period ended December 31, 2000:

	Purchases	Sales
VIP - Money Market	$ 1,769,733,784	$ 1,516,190,887
VIP - High Income	71,754,019	96,721,834
VIP - Equity-Income	174,147,091	369,525,117
VIP - Growth	504,823,581	158,305,772
VIP - Overseas	218,633,787	178,928,877
VIP II - Investment Grade Bond	120,405,161	68,907,862
VIP II - Asset Manager	132,468,785	103,081,999
VIP II - Index 500	150,675,793	257,994,080
VIP II - Asset Manager: Growth	66,019,329	56,331,975
VIP II - Contrafund	314,358,429	221,253,942
VIP III - Balanced	24,259,415	39,017,401
VIP III - Growth & Income	73,253,359	184,876,721
VIP III - Growth Opportunities	25,389,197	124,793,027
VIP III - Mid Cap	487,370,248	12,918,254
MSDWUF - Emerging Markets Equity	60,961,158	54,548,654
MSDWUF - Emerging Markets Debt	19,844,539	15,345,416
MSDWUF - Global Equity	15,008,279	13,336,915
MSDWUF - International Magnum	10,974,519	10,613,678
PBHG - Growth II	337,613,334	92,288,270
PBHG - Small Cap Value	244,578,808	51,238,604
PBHG - Select Value	112,854,376	50,880,195
PBHG - Technology & Communications	1,467,635,453	858,782,932
PBHG - Select 20	319,667,770	130,721,304
SVIF - Discovery Fund II	2,405,698	5,572,309
SVIF - Mid Cap Growth Fund II	237,856,403	65,233,362
SVIF - Opportunity Fund II	59,013,095	17,013,797
WPT - Small Company Growth	138,893,734	32,581,932
WPT - International Equity	36,182,396	14,888,425
WPT - Global Post-Venture Capital	42,063,238	6,407,679

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost and net asset value per share of each subaccount at December 31, 2000:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Money Market	1,288,343,263	$ 1,288,343,263	$ 1.000
VIP - High Income	20,840,320	256,212,853	8.180
VIP - Equity-Income	44,876,891	963,784,058	25.520
VIP - Growth	48,157,577	1,834,964,618	43.650
VIP - Overseas	15,100,025	339,886,046	19.990
VIP II - Investment Grade Bond	20,393,536	256,666,213	12.590
VIP II - Asset Manager	44,890,864	714,150,018	16.000
VIP II - Index 500	7,213,668	893,708,322	149.530
VIP II - Asset Manager: Growth	19,596,727	297,200,889	14.410
VIP II - Contrafund	69,347,536	1,323,292,703	23.740
VIP III - Balanced	6,780,634	105,716,996	14.450
VIP III - Growth & Income	26,958,591	411,825,170	15.260
VIP III - Growth Opportunities	9,399,039	190,774,409	17.740
VIP III - Mid Cap	24,789,971	476,463,690	20.250
MSDWUF - Emerging Markets Equity	5,045,975	65,854,676	7.090
MSDWUF - Emerging Markets Debt	1,100,474	9,036,281	6.910
MSDWUF - Global Equity	1,369,465	18,436,636	13.190
MSDWUF - International Magnum	973,275	12,690,586	11.780
PBHG - Growth II	13,852,978	366,628,543	18.880
PBHG - Small Cap Value	14,198,825	243,767,989	17.910
PBHG - Select Value	6,331,049	100,146,994	16.130
PBHG - Technology & Communications	40,346,057	1,861,296,689	24.770
PBHG - Select 20	25,571,803	599,258,496	23.630
SVIF - Mid Cap Growth Fund II	13,268,171	373,530,871	23.660
SVIF - Opportunity Fund II	3,683,039	91,180,444	23.940
WPT - Small Company Growth	5,797,160	149,571,315	16.680
WPT - International Equity	2,566,948	39,485,074	10.730
WPT - Global Post-Venture Capital	2,501,918	46,722,172	13.620

Annual Report

Notes to Financial Statements - continued

6. Unit Values

The accumulation unit values included in the statements of assets and liabilities are as of December 29, 2000. A summary of changes in accumulation units for variable annuity contracts at December 29, 2000 and December 31, 1999 are as follows:

	Beginning Balance Units	Payments Received from Contract Owners	Transfers Between Subaccounts, Net	Contract Benefits and Terminations	Ending Balance Units
January 1, 2000 to December 29, 2000
VIP - Money Market	57,437,711	76,846,293	(54,552,260)	(14,166,060)	65,565,684
VIP - High Income	7,900,244	253,796	(1,241,181)	(519,876)	6,392,983
VIP - Equity-Income	27,782,187	238,520	(5,189,008)	(1,793,110)	21,038,589
VIP - Growth	26,896,697	673,374	1,244,644	(1,399,620)	27,415,095
VIP - Overseas	9,883,063	315,827	(106,783)	(543,124)	9,548,983
VIP II - Investment Grade Bond	8,926,481	260,603	1,469,637	(797,629)	9,859,092
VIP II - Asset Manager	23,956,537	307,243	(816,601)	(1,990,629)	21,456,550
VIP II - Index 500	32,433,379	714,229	(3,210,551)	(1,587,338)	28,349,719
VIP II - Asset Manager: Growth	13,048,622	362,204	(981,989)	(810,173)	11,618,664
VIP II - Contrafund	55,465,802	1,094,055	(3,739,332)	(2,669,927)	50,150,598
VIP III - Balanced	6,804,534	149,632	(1,515,659)	(351,215)	5,087,292
VIP III - Growth & Income	29,319,255	467,925	(7,996,205)	(1,429,532)	20,361,443
VIP III - Growth Opportunities	18,899,900	236,867	(6,821,771)	(912,629)	11,402,367
VIP III - Mid Cap*	0	2,753,207	36,799,268	(546,791)	39,005,684
MSDWUF - Emerging Markets Equity	4,154,981	299,552	(391,432)	(221,850)	3,841,251
MSDWUF - Emerging Markets Debt	345,928	25,959	296,700	(7,521)	661,066
MSDWUF - Global Equity	1,301,505	56,396	(16,742)	(48,842)	1,292,317
MSDWUF - International Magnum	943,026	44,897	15,272	(88,250)	914,945
PBHG - Growth II	5,516,793	708,848	7,766,642	(356,559)	13,635,724
PBHG - Small Cap Value	2,934,512	654,468	9,445,656	(314,447)	12,720,189
PBHG - Select Value	2,204,343	282,019	2,671,900	(149,936)	5,008,326
PBHG - Technology & Communications	31,566,100	2,228,633	5,833,884	(1,325,037)	38,303,580
PBHG - Select 20	19,184,426	874,445	3,308,237	(1,236,105)	22,131,003
SVIF - Discovery Fund II**	262,798	6,386	(266,664)	(2,520)	0
SVIF - Mid Cap Growth Fund II	9,194,563	971,045	4,168,207	(499,034)	13,834,781
SVIF - Opportunity Fund II	3,180,619	251,299	1,662,970	(204,527)	4,890,361
WPT - Small Company Growth	2,580,091	473,879	3,823,794	(285,415)	6,592,349
WPT - International Equity	1,244,582	198,624	887,129	(102,614)	2,227,721
WPT - Global Post-Venture Capital	694,255	166,897	1,393,732	(77,604)	2,177,280

* For the period May 1, 2000 (commencement of operations) through December 29, 2000.

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

	Beginning Balance Units	Payments Received from Contract Owners	Transfers Between Subaccounts, Net	Contract Benefits and Terminations	Ending Balance Units
January 1, 1999 to December 31, 1999
VIP - Money Market	42,335,962	65,024,585	(41,035,176)	(8,887,660)	57,437,711
VIP - High Income	9,274,597	356,331	(1,152,725)	(577,959)	7,900,244
VIP - Equity-Income	34,627,026	449,858	(5,652,786)	(1,641,911)	27,782,187
VIP - Growth	22,783,884	917,019	4,471,613	(1,275,819)	26,896,697
VIP - Overseas	9,537,903	253,497	597,373	(505,710)	9,883,063
VIP II - Investment Grade Bond	11,642,575	594,181	(2,212,000)	(1,098,275)	8,926,481
VIP II - Asset Manager	27,415,335	383,845	(1,751,559)	(2,091,084)	23,956,537
VIP II - Index 500	32,083,136	1,235,693	661,926	(1,547,376)	32,433,379
VIP II - Asset Manager: Growth	14,675,155	433,529	(1,260,297)	(799,765)	13,048,622
VIP II - Contrafund	55,426,745	1,771,928	970,357	(2,703,228)	55,465,802
VIP III - Balanced	6,933,405	490,301	166,077	(785,249)	6,804,534
VIP III - Growth & Income	32,986,321	1,728,512	(3,180,687)	(2,214,891)	29,319,255
VIP III - Growth Opportunities	25,247,156	840,484	(6,314,478)	(873,262)	18,899,900
MSDWUF - Emerging Markets Equity	586,128	192,894	3,620,769	(244,810)	4,154,981
MSDWUF - Emerging Markets Debt	280,904	49,309	27,232	(11,517)	345,928
MSDWUF - Global Equity	1,504,399	113,578	(260,807)	(55,665)	1,301,505
MSDWUF - International Magnum	998,415	34,400	(56,609)	(33,180)	943,026
PBHG - Growth II	439,863	237,579	4,898,992	(59,641)	5,516,793
PBHG - Small Cap Value	3,428,665	226,116	(501,445)	(218,824)	2,934,512
PBHG - Select Value	1,331,167	249,185	780,998	(157,007)	2,204,343
PBHG - Technology & Communications	1,929,033	2,150,661	28,462,505	(976,099)	31,566,100
PBHG - Select 20	16,529,457	1,757,084	1,889,829	(991,944)	19,184,426
SVIF - Discovery Fund II	215,120	15,494	32,424	(240)	262,798
SVIF - Mid Cap Growth Fund II	832,891	771,508	7,775,504	(185,340)	9,194,563
SVIF - Opportunity Fund II	2,219,038	257,304	858,223	(153,946)	3,180,619
WPT - Small Company Growth	1,848,787	116,290	791,446	(176,432)	2,580,091
WPT - International Equity	374,074	60,831	828,057	(18,380)	1,244,582
WPT - Global Post-Venture Capital	588,128	28,870	90,036	(12,779)	694,255

Annual Report

Report of Independent Accountants

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2000, and the result of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Annual Report

Annual Report

(logo) Fidelity Investments

Life Insurance Company(registered trademark)

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., Fidelity Investments Insurance
Agency of Texas, Inc. and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0201
1.540223.103

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B. (Note 1)

Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2000. (Note 1)

Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2000 and 1999. (Note 1)

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I. (Note 1)

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2000 and 1999. (Note 1)

Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2000, 1999 and 1998. (Note 1)

Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2000, 1999 and 1998. (Note 1)

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2000, 1999 and 1998. (Note 1)

Report of PricewaterhouseCoopers L.L.P. on Financial Statements of Fidelity Investments Life Insurance Company. (Note 1)

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4) (a) Specimen Variable Annuity Contract. (Note 1)

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements.

(Note 1)

(c) Endorsement for Qualified Contracts. (Note 1)

(5) (a) Application for Variable Annuity Contract. (Note 1)

(b) Application for Variable Annuity Contract for Use

with Sponsored Arrangements. (Note 1)

(6) (i) Articles of Domestication of Fidelity Investments Life. (Note 1)

(ii) Revised Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.

(Note 6).

(10) Written consent of PricewaterhouseCoopers LLP (Note 6)

Written consent of Morgan, Lewis & Bockius LLP (Note 6)

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

´

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 3)

(e) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

´

(f) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(g) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(h) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC. and Pacific Guardian Life Insurance Company, Limited. (Note 6)

(15) Powers of Attorney

Powers of Attorney (Note 2)

Power of Attorney for Stephen P. Jonas and David C. Weinstein (Note 5)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 11 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 6) Filed herein.

Item 25. Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

RICHARD A. SPILLANE, JR., Director

JAMES C. CURVEY, Director

JOHN J. REMONDI, Director

RODNEY R. ROHDA, Director and Chairman

STEPHEN P. JONAS, Director

DAVID C. WEINSTEIN, Director

Executive Officers Who Are Not Directors

Executive officers of Fidelity Investments Life who are not

directors are as follows:

JOSEPH L. KURTZER, JR., Treasurer

DAVID J. PEARLMAN, Vice President, Senior Legal Counsel and Secretary

MELANIE A. CALZETTI-SPAHR, Executive Vice President, Operations

The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On December 31, 2000, there were 4,050 Qualified Contracts and 132,536 Non-qualified Contracts.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, Empire Fidelity Investments Life Insurance Company, and Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company.)

(b)

Name and Principal	Positions and Offices with Underwriter
Business Address
Daniel T. Geraci	Director
Robert P. Mazzarella	Director and President
Kevin J. Kelly	Director
Gail McGovern	Director
David R. Kimm	Chief Operating Officer
Jeffrey S. Wallace	Chief Financial Officer and Vice President Finance
J. Peter Benzie	Executive Vice President
Tracey E. Curvey	Executive Vice President
Edward L. McCartney	Executive Vice President
Leonard Stecklow	Executive Vice President
Stephen J. Phillips	Senior Vice President
Thomas Cmejla	Vice President
Bruce MacAlpine	Vice President
Roger T. Servison	Vice President
Mark Katzelnick	Treasurer
J. Gregory Wass	Assistant Treasurer
Jeffrey R. Larsen	Secretary
Jay Freedman	Assistant Secretary
Linda Capps Holland	Assistant Secretary
Richelle S. Kennedy	Assistant Secretary
Jeffrey R. Larsen	General Counsel
Katherine Nelson	Assistant Secretary
Joseph T. Castro	Compliance Officer
Erica Johnson	Compliance Registered Options Principal

(c) Commissions and other compensation received by principal underwriter.

See Item 24 (b)(3)(b). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 24th day of April, 2001.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Rodney R. Rohda	Attest:	/s/ David J. Pearlman
	Rodney R. Rohda, President, Chairman,		David J. Pearlman,
	Chief Operating Officer and Chief Executive Officer		Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of April, 2001.

Signature	Title
/s/ Rodney R. Rohda	President, Chairman and Director
Rodney R. Rohda	(Chief Executive Officer)
(Chief Operating Officer)
________________		)
Joseph L. Kurtzer Jr.	Treasurer	)
)
________________		)
Edward C. Johnson 3d	Director	)
)
________________		)
Richard A. Spillane, Jr.	Director	) By:	/s/ David J. Pearlman
		)	David J. Pearlman
_________________		)	(Attorney-in-Fact)
James C. Curvey	Director	)
)
_________________		)
John J. Remondi	Director	)
)
_________________		)
David C. Weinstein	Director	)
)
_________________		)
Stephen P. Jonas	Director	)

EXHIBIT INDEX

Exhibit

(9)	Opinion and consent of David J. Pearlman,
as to the legality of securities being issued.
(10)(a)	Written consent of PricewaterhouseCoopers LLP.
(10)(b)	Written consent of Morgan, Lewis & Bockius LLP.